UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Puritan® Fund Fidelity® Puritan® Fund Class K : FPUKX

This annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 44	0.40%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, security selection in the equities subportfolio contributed to the fund's performance versus the Composite index the past 12 months. Greater-than-index exposure to stocks provided a further boost to relative performance.
•Investment choices and an underweight among investment-grade bonds also helped the fund's relative result.
•A modest non-Composite allocation to high-yield bonds did not have a meaningful impact.
•Among stocks, picks in the industrials sector added the most value by far. The top individual contributor was an overweight in semiconductor company Nvidia (+141%). I took profits on the fund's Nvidia position and notably reduced its exposure the past 12 months. It was still the fund's third-largest holding as of August 31.
•Additionally, underweight exposure to electric-car maker Tesla (-28%) and an overweight in heating and air conditioning company Trane Technologies (+78%) boosted the fund's result versus the Composite. I increased the investment in Trane this period.
•Conversely, security selection in the financials sector detracted from relative performance for the 12 months. Positioning among energy companies also hurt.
•An overweight in commercial aircraft manufacturer Boeing (-22%) was the largest individual relative detractor, followed by an underweight in semiconductor company Broadcom (+21%). I substantially reduced the fund's investment in Boeing later in the period.
•Notable changes in positioning include a higher allocation to the financials sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	21.19%	11.86%	9.52%
Fidelity Puritan Composite Index℠	18.93%	9.58%	8.57%
S&P 500® Index	27.14%	15.92%	12.98%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$31,449,373,729
Number of Holdings	238
Total Advisory Fee	$118,821,735
Portfolio Turnover	55%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.5
Financials	10.4
Industrials	8.6
Health Care	8.4
Consumer Discretionary	6.7
Communication Services	4.9
Energy	3.4
Materials	3.0
Real Estate	1.7
Utilities	0.9
Consumer Staples	0.7

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.5
Apple Inc	5.3
Microsoft Corp	4.2
NVIDIA Corp	4.0
US Treasury Bonds	3.4
Amazon.com Inc	3.0
Meta Platforms Inc Class A	2.2
Fannie Mae Mortgage pass-thru certificates	2.0
Alphabet Inc Class C	1.9
Ginnie Mae II Pool	1.5
36.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913582.100    2100-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Balanced Fund Fidelity® Balanced Fund : FBALX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced Fund	$ 53	0.48%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+141%). We trimmed exposure to Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Balanced Fund	19.85%	12.07%	9.56%
Fidelity Balanced Hybrid Composite Index℠	18.93%	9.58%	8.57%
S&P 500® Index	27.14%	15.92%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$47,910,461,557
Number of Holdings	321
Total Advisory Fee	$178,180,848
Portfolio Turnover	24%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.1
Financials	8.6
Health Care	8.1
Consumer Discretionary	6.2
Communication Services	5.8
Industrials	5.6
Consumer Staples	3.7
Energy	2.3
Utilities	1.6
Real Estate	1.5
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.1
Microsoft Corp	5.3
NVIDIA Corp	4.7
US Treasury Bonds	4.1
Apple Inc	3.3
Amazon.com Inc	2.8
Fannie Mae Mortgage pass-thru certificates	2.4
Meta Platforms Inc Class A	2.0
Alphabet Inc Class A	1.9
Ginnie Mae II Pool	1.8
38.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective July 26, 2024, the fund's investment objective was modified and made to be a fundamental policy as revised.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913616.100    304-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Puritan® Fund Fidelity® Puritan® Fund : FPURX

This annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® Fund	$ 53	0.48%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, security selection in the equities subportfolio contributed to the fund's performance versus the Composite index the past 12 months. Greater-than-index exposure to stocks provided a further boost to relative performance.
•Investment choices and an underweight among investment-grade bonds also helped the fund's relative result.
•A modest non-Composite allocation to high-yield bonds did not have a meaningful impact.
•Among stocks, picks in the industrials sector added the most value by far. The top individual contributor was an overweight in semiconductor company Nvidia (+141%). I took profits on the fund's Nvidia position and notably reduced its exposure the past 12 months. It was still the fund's third-largest holding as of August 31.
•Additionally, underweight exposure to electric-car maker Tesla (-28%) and an overweight in heating and air conditioning company Trane Technologies (+78%) boosted the fund's result versus the Composite. I increased the investment in Trane this period.
•Conversely, security selection in the financials sector detracted from relative performance for the 12 months. Positioning among energy companies also hurt.
•An overweight in commercial aircraft manufacturer Boeing (-22%) was the largest individual relative detractor, followed by an underweight in semiconductor company Broadcom (+21%). I substantially reduced the fund's investment in Boeing later in the period.
•Notable changes in positioning include a higher allocation to the financials sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Puritan® Fund	21.09%	11.76%	9.42%
Fidelity Puritan Composite Index℠	18.93%	9.58%	8.57%
S&P 500® Index	27.14%	15.92%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$31,449,373,729
Number of Holdings	238
Total Advisory Fee	$118,821,735
Portfolio Turnover	55%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.5
Financials	10.4
Industrials	8.6
Health Care	8.4
Consumer Discretionary	6.7
Communication Services	4.9
Energy	3.4
Materials	3.0
Real Estate	1.7
Utilities	0.9
Consumer Staples	0.7

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.5
Apple Inc	5.3
Microsoft Corp	4.2
NVIDIA Corp	4.0
US Treasury Bonds	3.4
Amazon.com Inc	3.0
Meta Platforms Inc Class A	2.2
Fannie Mae Mortgage pass-thru certificates	2.0
Alphabet Inc Class C	1.9
Ginnie Mae II Pool	1.5
36.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913583.100    4-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Puritan® K6 Fund Fidelity® Puritan® K6 Fund : FPKFX

This annual shareholder report contains information about Fidelity® Puritan® K6 Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® K6 Fund	$ 35	0.32%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, security selection in the equities subportfolio contributed to the fund's performance versus the Composite index the past 12 months. Greater-than-index exposure to stocks provided a further boost to relative performance.
•Investment choices and an underweight among investment-grade bonds also helped the fund's relative result.
•A modest non-Composite allocation to high-yield bonds did not have a meaningful impact.
•Among stocks, picks in the industrials sector added the most value by far. The top individual contributor was an overweight in semiconductor company Nvidia (+141%). I took profits on the fund's Nvidia position and notably reduced its exposure the past 12 months. It was still the fund's third-largest holding as of August 31.
•Additionally, underweight exposure to electric-car maker Tesla (-28%) and an overweight in heating and air conditioning company Trane Technologies (+78%) boosted the fund's result versus the Composite. I increased the investment in Trane this period.
•Conversely, security selection in the financials sector detracted from relative performance for the 12 months. Positioning among energy companies also hurt.
•An overweight in commercial aircraft manufacturer Boeing (-22%) was the largest individual relative detractor, followed by an underweight in semiconductor company Broadcom (+21%). I substantially reduced the fund's investment in Boeing later in the period.
•Notable changes in positioning include a higher allocation to the financials sector.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 14, 2019 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Puritan® K6 Fund	21.22%	11.85%	11.88%
Fidelity Puritan Composite Index℠	18.93%	9.58%	9.70%
S&P 500® Index	27.14%	15.92%	15.59%
A   From June 14, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,855,112,163
Number of Holdings	215
Total Advisory Fee	$5,049,529
Portfolio Turnover	62%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.5
Financials	10.2
Health Care	8.6
Industrials	8.4
Consumer Discretionary	6.5
Communication Services	4.9
Energy	3.5
Materials	3.1
Real Estate	1.7
Utilities	0.9
Consumer Staples	0.7

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.4
Apple Inc	5.4
Microsoft Corp	4.3
NVIDIA Corp	3.9
US Treasury Bonds	3.4
Amazon.com Inc	3.0
Meta Platforms Inc Class A	2.3
Fannie Mae Mortgage pass-thru certificates	2.0
Alphabet Inc Class C	1.9
Ginnie Mae II Pool	1.5
36.1
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913663.100    3455-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Balanced K6 Fund Fidelity® Balanced K6 Fund : FBKFX

This annual shareholder report contains information about Fidelity® Balanced K6 Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced K6 Fund	$ 35	0.32%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+142%). We added a bit to the stake in Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 14, 2019 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Balanced K6 Fund	20.11%	12.33%	12.28%
Fidelity Balanced Hybrid Composite Index℠	18.93%	9.58%	9.70%
S&P 500® Index	27.14%	15.92%	15.59%
A   From June 14, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,935,880,652
Number of Holdings	318
Total Advisory Fee	$5,656,548
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.4
Financials	8.7
Health Care	8.0
Consumer Discretionary	6.2
Communication Services	5.7
Industrials	5.6
Consumer Staples	3.7
Energy	2.3
Utilities	1.5
Real Estate	1.5
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.1
Microsoft Corp	5.4
NVIDIA Corp	4.8
US Treasury Bonds	4.1
Apple Inc	3.4
Amazon.com Inc	2.8
Fannie Mae Mortgage pass-thru certificates	2.4
Meta Platforms Inc Class A	2.0
Ginnie Mae II Pool	1.8
Alphabet Inc Class A	1.8
38.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913664.100    3460-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Balanced Fund Fidelity® Balanced Fund Class K : FBAKX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 44	0.40%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+141%). We trimmed exposure to Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	19.90%	12.15%	9.65%
Fidelity Balanced Hybrid Composite Index℠	18.93%	9.58%	8.57%
S&P 500® Index	27.14%	15.92%	12.98%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$47,910,461,557
Number of Holdings	321
Total Advisory Fee	$178,180,848
Portfolio Turnover	24%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.1
Financials	8.6
Health Care	8.1
Consumer Discretionary	6.2
Communication Services	5.8
Industrials	5.6
Consumer Staples	3.7
Energy	2.3
Utilities	1.6
Real Estate	1.5
Materials	1.3

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.1
Microsoft Corp	5.3
NVIDIA Corp	4.7
US Treasury Bonds	4.1
Apple Inc	3.3
Amazon.com Inc	2.8
Fannie Mae Mortgage pass-thru certificates	2.4
Meta Platforms Inc Class A	2.0
Alphabet Inc Class A	1.9
Ginnie Mae II Pool	1.8
38.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective July 26, 2024, the fund's investment objective was modified and made to be a fundamental policy as revised.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913615.100    2077-TSRA-1024

Item 2.

Code of Ethics

As of the end of the period, August 31, 2024, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Balanced Fund, Fidelity Balanced K6 Fund, Fidelity Puritan Fund, and Fidelity Puritan K6 Fund (the “Funds”):

Services Billed by PwC

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$95,400	$7,200	$30,200	$2,500
Fidelity Balanced K6 Fund	$75,500	$5,400	$16,200	$1,800
Fidelity Puritan Fund	$122,400	$10,200	$22,400	$3,500
Fidelity Puritan K6 Fund	$65,300	$5,400	$16,800	$1,800

August 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$108,600	$7,200	$43,900	$2,400
Fidelity Balanced K6 Fund	$88,200	$5,500	$17,600	$1,900
Fidelity Puritan Fund	$145,200	$10,300	$49,400	$3,500
Fidelity Puritan K6 Fund	$86,200	$5,800	$17,200	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2024A	August 31, 2023A
Audit-Related Fees	$9,437,800	$8,379,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2024A	August 31, 2023A
PwC	$15,131,800	$13,999,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Balanced Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Balanced Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Common Stocks - 63.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	7,497,882	149,208
Cellnex Telecom SA (a)	321,168	12,402
Liberty Global Ltd. Class C (b)	468,091	9,207
		170,817
Entertainment - 0.9%
Capcom Co. Ltd.	360,559	7,826
Lionsgate Studios Corp. (c)	358,898	2,466
Live Nation Entertainment, Inc. (d)	215,300	21,028
Netflix, Inc. (d)	215,880	151,407
Roblox Corp. Class A (d)	364,100	16,017
Roku, Inc. Class A (d)	113,426	7,687
Sea Ltd. ADR Class A (d)	320,048	25,063
Spotify Technology SA (d)	64,052	21,962
Take-Two Interactive Software, Inc. (d)	71,065	11,492
The Walt Disney Co.	1,434,775	129,675
TKO Group Holdings, Inc.	247,212	29,228
Ubisoft Entertainment SA (d)	713,121	13,551
		437,402
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A	5,470,947	893,843
Class C	799,613	132,024
Bumble, Inc. Class A (d)	601,100	4,033
Epic Games, Inc. (c)(d)(e)	12,272	7,363
Match Group, Inc. (d)	195,278	7,266
Meta Platforms, Inc. Class A	1,786,381	931,258
Pinterest, Inc. Class A (d)	565,400	18,115
Snap, Inc. Class A (d)	2,897,069	27,059
		2,020,961
Media - 0.2%
Altice U.S.A., Inc. Class A (d)	6,275,497	11,547
Charter Communications, Inc. Class A (d)	82,025	28,507
Comcast Corp. Class A	863,293	34,161
Ibotta, Inc. (b)	12,500	715
Liberty Broadband Corp. Class A (d)	680,640	41,689
Paramount Global Class B (b)	136,182	1,426
		118,045
TOTAL COMMUNICATION SERVICES		2,747,225
CONSUMER DISCRETIONARY - 6.3%
Automobile Components - 0.1%
Aptiv PLC (d)	525,464	37,586
Automobiles - 0.6%
Tesla, Inc. (d)	1,362,145	291,649
Broadline Retail - 2.8%
Amazon.com, Inc. (d)	7,272,581	1,298,156
Etsy, Inc. (d)	245,073	13,501
PDD Holdings, Inc. ADR (d)	193,000	18,549
		1,330,206
Distributors - 0.1%
LKQ Corp.	808,333	33,619
Diversified Consumer Services - 0.0%
Service Corp. International	269,900	21,125
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (d)	257,272	30,181
Booking Holdings, Inc.	23,279	91,003
Caesars Entertainment, Inc. (d)	510,504	19,215
Churchill Downs, Inc.	310,533	43,155
Domino's Pizza, Inc.	101,543	42,060
Flutter Entertainment PLC (d)	117,189	24,932
Marriott International, Inc. Class A	398,010	93,409
McDonald's Corp.	99,754	28,795
Red Rock Resorts, Inc.	243,953	14,218
Restaurant Brands International, Inc.	802,614	55,763
Starbucks Corp.	665,600	62,946
Yum! Brands, Inc.	512,358	69,127
		574,804
Household Durables - 0.0%
D.R. Horton, Inc.	30,284	5,716
Leisure Products - 0.0%
Brunswick Corp.	147,784	11,682
Specialty Retail - 1.1%
Cazoo Group Ltd. (c)(d)	193	0
Cazoo Group Ltd.:
warrants (d)	210	0
warrants (d)	230	0
warrants (d)	254	0
Foot Locker, Inc.	363,388	11,316
Lowe's Companies, Inc.	1,085,449	269,734
The Home Depot, Inc.	260,872	96,131
TJX Companies, Inc.	1,326,247	155,529
		532,710
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	20,300	15,110
NIKE, Inc. Class B	1,058,466	88,191
PVH Corp.	401,453	39,619
Tapestry, Inc.	1,043,196	42,740
		185,660
TOTAL CONSUMER DISCRETIONARY		3,024,757
CONSUMER STAPLES - 3.8%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.) (b)	246,843	11,254
Constellation Brands, Inc. Class A (sub. vtg.)	301,369	72,543
Diageo PLC	239,419	7,774
Keurig Dr. Pepper, Inc.	3,053,051	111,772
Monster Beverage Corp. (d)	1,544,505	72,793
PepsiCo, Inc.	537,495	92,922
The Coca-Cola Co.	3,845,417	278,677
		647,735
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. (multi-vtg.)	367,300	20,967
Costco Wholesale Corp.	257,497	229,785
Dollar Tree, Inc. (d)	101,577	8,582
Target Corp.	473,880	72,797
U.S. Foods Holding Corp. (d)	375,158	22,213
Walmart, Inc.	2,696,379	208,241
		562,585
Food Products - 0.3%
Archer Daniels Midland Co.	369,300	22,524
Lamb Weston Holdings, Inc.	269,395	16,681
Mondelez International, Inc.	702,361	50,437
The J.M. Smucker Co.	341,783	39,196
		128,838
Household Products - 0.7%
Procter & Gamble Co.	1,838,887	315,443
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	288,523	26,446
Kenvue, Inc.	3,442,200	75,556
		102,002
Tobacco - 0.1%
Philip Morris International, Inc.	529,688	65,305
TOTAL CONSUMER STAPLES		1,821,908
ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Expro Group Holdings NV (d)	857,676	17,033
Weatherford International PLC	169,366	17,773
		34,806
Oil, Gas & Consumable Fuels - 2.2%
Africa Oil Corp.	13,219,390	20,207
Athabasca Oil Corp. (d)	8,603,094	34,600
Energy Transfer LP	785,000	12,639
Exxon Mobil Corp.	4,458,263	525,808
Galp Energia SGPS SA	2,217,200	45,979
Hess Corp.	259,953	35,889
Imperial Oil Ltd.	1,199,401	90,334
Kosmos Energy Ltd. (d)	2,488,343	12,118
MEG Energy Corp.	3,455,320	68,817
Phillips 66 Co.	372,753	52,301
Shell PLC ADR	1,251,865	89,709
Valero Energy Corp.	516,597	75,800
		1,064,201
TOTAL ENERGY		1,099,007
FINANCIALS - 8.5%
Banks - 3.0%
AIB Group PLC	4,537,404	27,310
Bank of America Corp.	5,380,266	219,246
Citigroup, Inc.	1,524,948	95,523
Eurobank Ergasias Services and Holdings SA	16,144,102	36,810
HDFC Bank Ltd.	707,698	13,845
JPMorgan Chase & Co.	1,925,963	432,956
KeyCorp	2,163,372	36,907
M&T Bank Corp.	367,863	63,313
Pathward Financial, Inc.	355,930	24,495
Piraeus Financial Holdings SA	5,097,733	22,022
PNC Financial Services Group, Inc.	473,197	87,584
Starling Bank Ltd. Series D (c)(d)(e)	5,092,112	21,199
U.S. Bancorp	2,552,000	120,531
UMB Financial Corp.	254,035	26,315
Wells Fargo & Co.	3,660,899	214,053
		1,442,109
Capital Markets - 2.0%
Bank of New York Mellon Corp.	751,623	51,276
BlackRock, Inc.	77,503	69,893
Carlyle Group LP	591,400	23,733
Cboe Global Markets, Inc.	316,619	65,034
Charles Schwab Corp.	430,376	28,017
Intercontinental Exchange, Inc.	747,108	120,695
KKR & Co., Inc. Class A	89,600	11,090
London Stock Exchange Group PLC	247,870	33,458
LPL Financial	283,520	63,605
MarketAxess Holdings, Inc.	328,008	79,506
Morgan Stanley	1,570,575	162,727
Northern Trust Corp.	564,468	51,485
State Street Corp.	572,163	49,835
StepStone Group, Inc. Class A	547,806	29,965
Tradeweb Markets, Inc. Class A	269,227	31,833
UBS Group AG	1,121,684	34,503
Virtu Financial, Inc. Class A	949,360	29,155
		935,810
Consumer Finance - 0.2%
Discover Financial Services	468,944	65,047
OneMain Holdings, Inc.	463,702	22,912
		87,959
Financial Services - 2.0%
Apollo Global Management, Inc.	723,585	83,740
AvidXchange Holdings, Inc. (d)	3,947,582	31,857
Berkshire Hathaway, Inc. Class A (d)	79	56,509
Block, Inc. Class A (d)	1,922,411	127,033
Circle Internet Financial Ltd.:
Class E (e)	467,381	13,563
Class F (e)	239,407	6,948
Corpay, Inc. (d)	253,088	79,862
Fiserv, Inc. (d)	577,870	100,896
Global Payments, Inc.	25,489	2,830
Jumo World Holding Ltd. (c)(e)	1,165,143	2,365
Jumo World Ltd. (d)(e)	1,163	0
PayPal Holdings, Inc. (d)	360,840	26,136
UWM Holdings Corp. Class A (b)	2,979,107	28,004
Visa, Inc. Class A	1,354,053	374,220
Voya Financial, Inc.	379,092	26,851
		960,814
Insurance - 1.3%
Arthur J. Gallagher & Co.	302,200	88,415
Chubb Ltd.	488,266	138,755
Direct Line Insurance Group PLC	8,838,542	22,078
Everest Re Group Ltd.	77,339	30,335
Fairfax Financial Holdings Ltd. (sub. vtg.)	48,301	58,312
Hartford Financial Services Group, Inc.	720,481	83,648
Marsh & McLennan Companies, Inc.	539,259	122,687
Progressive Corp.	235,390	59,365
Prudential PLC	861,753	7,419
Unum Group	617,898	34,287
		645,301
TOTAL FINANCIALS		4,071,993
HEALTH CARE - 8.0%
Biotechnology - 1.1%
Argenx SE ADR (d)	140,000	72,425
Exact Sciences Corp. (d)	364,700	22,498
Gilead Sciences, Inc.	2,086,196	164,809
Moderna, Inc. (d)	420,366	32,536
Regeneron Pharmaceuticals, Inc. (d)	185,650	219,938
Vertex Pharmaceuticals, Inc. (d)	33,919	16,820
		529,026
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	845,982	95,824
Boston Scientific Corp. (d)	4,902,431	400,970
Insulet Corp. (d)	139,300	28,246
Intuitive Surgical, Inc. (d)	400,254	197,177
Lantheus Holdings, Inc. (d)	219,900	23,413
Stryker Corp.	620,950	223,803
		969,433
Health Care Providers & Services - 1.7%
Cencora, Inc.	402,840	96,508
Elevance Health, Inc.	358,200	199,478
Surgery Partners, Inc. (d)	1,452,782	46,416
Tenet Healthcare Corp. (d)	576,800	95,657
UnitedHealth Group, Inc.	600,267	354,278
		792,337
Life Sciences Tools & Services - 0.5%
Danaher Corp.	464,022	124,966
IQVIA Holdings, Inc. (d)	293,000	73,704
Thermo Fisher Scientific, Inc.	63,429	39,013
		237,683
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	1,607,016	140,807
Eli Lilly & Co.	636,828	611,368
Merck & Co., Inc.	2,323,572	275,227
Royalty Pharma PLC Class A	2,330,529	67,655
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	1,910,600	36,053
UCB SA	949,232	171,767
		1,302,877
TOTAL HEALTH CARE		3,831,356
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.8%
General Electric Co.	1,153,458	201,417
Howmet Aerospace, Inc.	983,706	95,085
Lockheed Martin Corp.	287,843	163,524
Northrop Grumman Corp.	128,869	67,426
RTX Corp.	350,172	43,190
Space Exploration Technologies Corp. (c)(d)(e)	117,000	13,104
The Boeing Co. (d)	767,019	133,262
TransDigm Group, Inc.	87,977	120,811
		837,819
Air Freight & Logistics - 0.1%
FedEx Corp.	218,152	65,177
Building Products - 0.5%
Trane Technologies PLC	652,131	235,850
Construction & Engineering - 0.1%
Quanta Services, Inc.	211,577	58,211
Electrical Equipment - 0.7%
AMETEK, Inc.	949,016	162,329
Eaton Corp. PLC	406,935	124,901
GE Vernova LLC	326,639	65,654
		352,884
Ground Transportation - 0.7%
CSX Corp.	2,429,341	83,254
Old Dominion Freight Lines, Inc.	540,776	104,262
Uber Technologies, Inc. (d)	947,125	69,263
Union Pacific Corp.	371,465	95,128
		351,907
Machinery - 1.6%
Caterpillar, Inc.	348,371	124,055
Deere & Co.	92,288	35,599
Dover Corp.	735,922	136,904
Fortive Corp.	1,243,790	92,538
Ingersoll Rand, Inc.	1,634,060	149,435
Parker Hannifin Corp.	336,541	201,992
		740,523
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	449,708	19,108
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc. (b)	3,294,892	39,539
TOTAL INDUSTRIALS		2,701,018
INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,137,000	35,401
IT Services - 0.4%
Capgemini SA	274,078	56,779
EPAM Systems, Inc. (d)	185,524	37,246
MongoDB, Inc. Class A (d)	227,193	66,065
Twilio, Inc. Class A (d)	577,145	36,222
		196,312
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (d)	649,596	96,504
Alchip Technologies Ltd.	253,000	21,044
ASML Holding NV (Netherlands)	184,827	166,683
Astera Labs, Inc.	526,294	22,662
Lattice Semiconductor Corp. (d)	532,640	25,226
Marvell Technology, Inc.	1,379,347	105,161
Micron Technology, Inc.	2,497,332	240,343
NVIDIA Corp.	18,624,710	2,223,232
NXP Semiconductors NV	419,962	107,661
ON Semiconductor Corp. (d)	1,511,859	117,728
Renesas Electronics Corp.	2,852,573	49,662
SolarEdge Technologies, Inc. (b)(d)	779,175	18,957
Taiwan Semiconductor Manufacturing Co. Ltd.	10,693,000	316,333
		3,511,196
Software - 7.6%
Adobe, Inc. (d)	555,436	319,048
Autodesk, Inc. (d)	418,390	108,112
CCC Intelligent Solutions Holdings, Inc. (c)(d)	253,848	2,736
Elastic NV (d)	386,939	29,481
Five9, Inc. (d)	936,759	30,210
HubSpot, Inc. (d)	167,487	83,588
Intuit, Inc.	152,042	95,826
Microsoft Corp.	6,081,569	2,536,866
Salesforce, Inc.	948,575	239,895
Stripe, Inc. Class B (c)(d)(e)	110,500	3,040
Synopsys, Inc. (d)	212,468	110,394
Tenable Holdings, Inc. (d)	585,576	24,173
Workday, Inc. Class A (d)	252,894	66,559
		3,649,928
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	7,007,007	1,604,605
Dell Technologies, Inc. Class C	257,500	29,752
Wiwynn Corp.	416,000	24,802
		1,659,159
TOTAL INFORMATION TECHNOLOGY		9,051,996
MATERIALS - 1.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	177,538	49,506
Axalta Coating Systems Ltd. (d)	597,500	21,809
Balchem Corp.	80,300	14,216
Corteva, Inc.	584,668	33,501
Dow, Inc.	1,018,014	54,545
Ecolab, Inc.	318,376	80,606
Element Solutions, Inc.	710,645	19,003
Linde PLC	354,749	169,659
The Chemours Co. LLC	1,089,764	21,185
Tronox Holdings PLC	968,668	13,494
		477,524
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	53,306	28,474
Containers & Packaging - 0.1%
Aptargroup, Inc.	132,011	20,223
International Paper Co.	303,000	14,671
		34,894
Metals & Mining - 0.3%
ATI, Inc. (d)	175,500	11,211
First Quantum Minerals Ltd.	1,309,666	16,492
Freeport-McMoRan, Inc.	1,165,628	51,614
Ivanhoe Mines Ltd. (d)	1,123,140	14,976
Nucor Corp.	202,579	30,774
Wheaton Precious Metals Corp. (b)	314,500	19,439
		144,506
TOTAL MATERIALS		685,398
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	360,970	80,879
COPT Defense Properties (SBI)	48,487	1,444
Crown Castle, Inc.	352,757	39,516
CubeSmart	461,531	23,921
Digital Realty Trust, Inc.	230,195	34,900
Equinix, Inc.	73,987	61,732
Equity Lifestyle Properties, Inc.	27,706	2,015
Essex Property Trust, Inc.	75,216	22,699
Extra Space Storage, Inc.	11,021	1,951
Invitation Homes, Inc.	1,238,288	45,619
Mid-America Apartment Communities, Inc.	160,217	26,014
Omega Healthcare Investors, Inc.	262,266	10,370
Prologis, Inc.	531,399	67,923
Public Storage Operating Co.	135,785	46,672
Simon Property Group, Inc.	313,408	52,449
SITE Centers Corp.	299,025	18,046
Sun Communities, Inc.	46,685	6,314
Terreno Realty Corp.	339,600	23,446
Ventas, Inc.	464,580	28,855
Welltower, Inc.	505,813	61,042
		655,807
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (d)	387,300	44,594
Digitalbridge Group, Inc. Class A	373,669	4,667
		49,261
TOTAL REAL ESTATE		705,068
UTILITIES - 1.6%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	410,116	41,126
Constellation Energy Corp.	202,874	39,905
Edison International	720,370	62,694
Entergy Corp.	381,622	46,058
Eversource Energy	635,779	42,934
FirstEnergy Corp.	849,328	37,302
NextEra Energy, Inc.	1,381,487	111,224
NRG Energy, Inc.	265,291	22,552
PG&E Corp.	3,817,074	75,196
PPL Corp.	927,090	29,583
Southern Co.	362,596	31,328
		539,902
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,414,134	24,224
Vistra Corp.	334,300	28,559
		52,783
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	206,500	5,637
NiSource, Inc.	967,171	31,975
Public Service Enterprise Group, Inc.	456,774	36,885
Sempra	964,430	79,257
		153,754
TOTAL UTILITIES		746,439
TOTAL COMMON STOCKS (Cost $16,078,988)		30,486,165

Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)(e)	143,672	31,854
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(c)(d)(e)	120,349	2,586
Series B2(c)(d)(e)	54,288	1,429
		4,015
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(d)(e)	49,193	5,418
TOTAL INDUSTRIALS		9,433

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(d)(e)	412,038	5,291
IT Services - 0.0%
Gupshup, Inc. (c)(d)(e)	403,701	3,452
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd. Series D (c)(d)(e)	450,873	2,516
Software - 0.1%
Algolia, Inc. Series D (c)(d)(e)	189,206	3,292
Bolt Technology OU Series E (c)(d)(e)	41,382	6,405
Databricks, Inc.:
Series G(c)(d)(e)	30,576	2,278
Series H(c)(d)(e)	125,490	9,350
Skyryse, Inc. Series B (c)(d)(e)	332,947	7,085
Stripe, Inc. Series H (c)(d)(e)	135,605	3,730
		32,140
TOTAL INFORMATION TECHNOLOGY		43,399

TOTAL CONVERTIBLE PREFERRED STOCKS		84,686
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (d)(e)	588,051	4,240
TOTAL PREFERRED STOCKS (Cost $101,883)		88,926

U.S. Treasury Obligations - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.03% to 5.25% 9/26/24 to 11/29/24 (g) (Cost $17,152)	17,240	17,157

Fixed-Income Funds - 34.9%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (h) (Cost $18,189,604)	167,287,229	16,700,284

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (i)	595,930,369	596,050
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	60,677,415	60,683
TOTAL MONEY MARKET FUNDS (Cost $656,729)		656,733

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $35,044,356)	47,949,265
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(38,803)
NET ASSETS - 100.0%	47,910,462

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,072	Sep 2024	303,430	12,898	12,898

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,402,000 or 0.0% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $136,959,000 or 0.3% of net assets.

(d)	Non-income producing
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,890,000.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	5,420

ABL Space Systems Series B2	10/22/21	3,691

Algolia, Inc. Series D	7/23/21	5,533

Astranis Space Technologies Corp. Series C	3/19/21	9,032

Beta Technologies, Inc. Series A	4/09/21	3,604

Bolt Technology OU Series E	1/03/22	10,751

ByteDance Ltd. Series E1	11/18/20	15,743

Cazoo Group Ltd.	3/28/21	3,132

CCC Intelligent Solutions Holdings, Inc.	2/02/21	2,538

Databricks, Inc. Series G	2/01/21	1,808

Databricks, Inc. Series H	8/31/21	9,222

Epic Games, Inc.	3/29/21	10,861

Gupshup, Inc.	6/08/21	9,231

Jumo World Holding Ltd.	9/06/23	1,165

Lionsgate Studios Corp.	12/22/23	3,456

Skyryse, Inc. Series B	10/21/21	8,217

Space Exploration Technologies Corp.	2/16/21	4,914

Starling Bank Ltd. Series D	6/18/21	9,104

Stripe, Inc. Class B	5/18/21	4,434

Stripe, Inc. Series H	3/15/21 - 5/25/23	5,441

Xsight Labs Ltd. Series D	2/16/21	3,605

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	564,596	4,831,527	4,800,077	26,157	4	-	596,050	1.3%
Fidelity Investment Grade Bond Central Fund	15,060,318	1,524,856	475,636	673,034	(85,017)	675,763	16,700,284	41.0%
Fidelity Securities Lending Cash Central Fund 5.39%	36,233	669,524	645,074	165	-	-	60,683	0.3%
Total	15,661,147	7,025,907	5,920,787	699,356	(85,013)	675,763	17,357,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,779,079	2,727,460	12,402	39,217
Consumer Discretionary	3,024,757	3,009,647	15,110	-
Consumer Staples	1,821,908	1,821,908	-	-
Energy	1,099,007	1,099,007	-	-
Financials	4,071,993	3,936,386	91,532	44,075
Health Care	3,831,356	3,831,356	-	-
Industrials	2,714,691	2,687,914	-	26,777
Information Technology	9,095,395	8,378,252	670,704	46,439
Materials	685,398	685,398	-	-
Real Estate	705,068	705,068	-	-
Utilities	746,439	746,439	-	-

U.S. Government and Government Agency Obligations	17,157	-	17,157	-

Fixed-Income Funds	16,700,284	16,700,284	-	-

Money Market Funds	656,733	656,733	-	-
Total Investments in Securities:	47,949,265	46,985,852	806,905	156,508
Derivative Instruments: Assets
Futures Contracts	12,898	12,898	-	-
Total Assets	12,898	12,898	-	-
Total Derivative Instruments:	12,898	12,898	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	12,898	0
Total Equity Risk	12,898	0
Total Value of Derivatives	12,898	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $59,221) - See accompanying schedule:
Unaffiliated issuers (cost $16,198,023)	$30,592,248
Fidelity Central Funds (cost $18,846,333)	17,357,017

Total Investment in Securities (cost $35,044,356)		$47,949,265
Foreign currency held at value (cost $1)		1
Receivable for investments sold		28,028
Receivable for fund shares sold		21,943
Dividends receivable		28,491
Distributions receivable from Fidelity Central Funds		2,635
Receivable for daily variation margin on futures contracts		2,734
Prepaid expenses		70
Other receivables		1,377
Total assets		48,034,544
Liabilities
Payable to custodian bank	$844
Payable for investments purchased	21,964
Payable for fund shares redeemed	21,104
Accrued management fee	17,424
Other payables and accrued expenses	2,063
Collateral on securities loaned	60,683
Total liabilities		124,082
Net Assets		$47,910,462
Net Assets consist of:
Paid in capital		$33,583,716
Total accumulated earnings (loss)		14,326,746
Net Assets		$47,910,462

Net Asset Value and Maximum Offering Price
Balanced :
Net Asset Value, offering price and redemption price per share ($39,012,646 ÷ 1,288,523 shares)		$30.28
Class K :
Net Asset Value, offering price and redemption price per share ($8,897,816 ÷ 293,833 shares)		$30.28
Statement of Operations
Year ended August 31, 2024 Amounts in thousands
Investment Income
Dividends		$328,241
Interest		1,206
Income from Fidelity Central Funds (including $165 from security lending)		699,356
Total income		1,028,803
Expenses
Management fee	$180,857
Transfer agent fees	21,748
Accounting fees	1,237
Custodian fees and expenses	392
Independent trustees' fees and expenses	201
Registration fees	412
Audit fees	226
Legal	45
Interest	48
Miscellaneous	476
Total expenses before reductions	205,642
Expense reductions	(2,683)
Total expenses after reductions		202,959
Net Investment income (loss)		825,844
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $541)	1,712,297
Redemptions in-kind	9,516
Fidelity Central Funds	(85,013)
Foreign currency transactions	(44)
Futures contracts	35,971
Total net realized gain (loss)		1,672,727
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,115)	4,837,173
Fidelity Central Funds	675,763
Assets and liabilities in foreign currencies	94
Futures contracts	2,777
Total change in net unrealized appreciation (depreciation)		5,515,807
Net gain (loss)		7,188,534
Net increase (decrease) in net assets resulting from operations		$8,014,378
Statement of Changes in Net Assets

Amount in thousands	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$825,844	$660,824
Net realized gain (loss)	1,672,727	991,942
Change in net unrealized appreciation (depreciation)	5,515,807	2,581,420
Net increase (decrease) in net assets resulting from operations	8,014,378	4,234,186
Distributions to shareholders	(1,472,577)	(2,942,116)

Share transactions - net increase (decrease)	313,728	423,615
Total increase (decrease) in net assets	6,855,529	1,715,685

Net Assets
Beginning of period	41,054,933	39,339,248
End of period	$47,910,462	$41,054,933

Financial Highlights
Fidelity® Balanced Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.16	$25.49	$32.24	$27.37	$23.54
Income from Investment Operations
Net investment income (loss) A,B	.52	.42	.30	.29	.38
Net realized and unrealized gain (loss)	4.53	2.17	(4.09)	6.17	4.49
Total from investment operations	5.05	2.59	(3.79)	6.46	4.87
Distributions from net investment income	(.51)	(.41)	(.29)	(.29)	(.41)
Distributions from net realized gain	(.42)	(1.51)	(2.67)	(1.31)	(.62)
Total distributions	(.93)	(1.92)	(2.96)	(1.59) C	(1.04) C
Net asset value, end of period	$30.28	$26.16	$25.49	$32.24	$27.37
Total Return D	19.85%	11.60%	(12.80)%	24.83%	21.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48%	.51%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.48%	.50%	.50%	.50%	.52%
Expenses net of all reductions	.48%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.87%	1.70%	1.05%	.98%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$39,013	$33,113	$31,647	$37,819	$28,805
Portfolio turnover rate G,H	24%	29%	36%	40%	95%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Balanced Fund Class K

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.17	$25.49	$32.24	$27.37	$23.55
Income from Investment Operations
Net investment income (loss) A,B	.54	.43	.32	.31	.40
Net realized and unrealized gain (loss)	4.52	2.19	(4.09)	6.17	4.48
Total from investment operations	5.06	2.62	(3.77)	6.48	4.88
Distributions from net investment income	(.53)	(.42)	(.31)	(.31)	(.43)
Distributions from net realized gain	(.42)	(1.51)	(2.67)	(1.31)	(.62)
Total distributions	(.95)	(1.94) C	(2.98)	(1.61) C	(1.06) C
Net asset value, end of period	$30.28	$26.17	$25.49	$32.24	$27.37
Total Return D	19.90%	11.72%	(12.73)%	24.92%	21.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.40%	.42%	.42%	.43%	.44%
Expenses net of all reductions	.40%	.42%	.42%	.43%	.43%
Net investment income (loss)	1.95%	1.78%	1.12%	1.06%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$8,898	$7,942	$7,692	$10,092	$9,033
Portfolio turnover rate G,H	24%	29%	36%	40%	95%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Balanced Fund	$1,291

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,041,489
Gross unrealized depreciation	(2,206,167)
Net unrealized appreciation (depreciation)	$12,835,322
Tax Cost	$35,113,943

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$187,691
Undistributed long-term capital gain	$1,303,922
Net unrealized appreciation (depreciation) on securities and other investments	$12,835,370

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$806,671	$640,900
Long-term Capital Gains	665,906	2,301,216
Total	$1,472,577	$2,942,116

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced Fund	10,464,302	10,748,892

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Balanced Fund	1,264	9,516	31,662

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Balanced Fund	13,857	97,766	327,304
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Balanced	.47
Class K	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Balanced	.46
Class K	.39

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .37%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Balanced	.1190
Class K	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Balanced	20,073.12
Class K	1,675.04
	21,748

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Balanced Fund	.0059

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Balanced Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Balanced Fund	119

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Balanced Fund	Borrower	312,318	5.57%	48

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Balanced Fund	516,617	729,910	102,053
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Balanced Fund	72
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Balanced Fund	18	3	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,676.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Balanced Fund
Distributions to shareholders
Balanced	$1,186,361	$2,360,180
Class K	286,216	581,936
Total	$1,472,577	$2,942,116
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2024	Year ended August 31, 2023	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Balanced Fund
Balanced
Shares sold	161,260	128,865	$4,454,775	$3,183,932
Reinvestment of distributions	41,274	98,805	1,097,067	2,193,993
Shares redeemed	(179,734)	(203,664)	(4,960,954)	(4,945,165)
Net increase (decrease)	22,800	24,006	$590,888	$432,760
Class K
Shares sold	33,920	33,384	$937,260	$818,833
Reinvestment of distributions	10,772	26,192	286,216	581,936
Shares redeemed	(54,371)	(57,853)	(1,500,636)	(1,409,914)
Net increase (decrease)	(9,679)	1,723	$(277,160)	$(9,145)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Balanced Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on October 18, 2024. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Balanced Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Advisor Balanced Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Balanced Fund access to a larger portfolio with a similar investment objective.

The reorganization does not require Fidelity Advisor Balanced Fund shareholder approval and is expected to become effective in October 2024. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Balanced Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2024, $1,554,048,374, or, if subsequently determined to be different, the net capital gain of such year.

A total of 23.30% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $407,427,052 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $384,397,825 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Balanced designates 9%, 35%, 44%, and 44%; and Class K designates 9%, 34%, 42%, and 42%; of the dividends distributed in October, December, April, and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Balanced designates 9.73%, 38.34%, 49.55%, and 49.49%; and Class K designates 9.32%, 36.70%, 47.55%, and 47.76%; of the dividends distributed in October, December, April, and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Balanced designates 0.73%, 2.86%, 1.84%, and 1.84%; and Class K designates 0.70%, 2.74%, 1.77%, and 1.77%; of the dividends distributed in October, December, April, and July, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	65,110,731,692.91	94.24
Withheld	3,977,061,305.33	5.76
TOTAL	69,087,792,998.24	100.00
Robert A. Lawrence
Affirmative	64,862,479,525.74	93.88
Withheld	4,225,313,472.50	6.12
TOTAL	69,087,792,998.24	100.00
Vijay C. Advani
Affirmative	64,817,783,404.76	93.82
Withheld	4,270,009,593.49	6.18
TOTAL	69,087,792,998.24	100.00
Thomas P. Bostick
Affirmative	64,886,989,933.75	93.92
Withheld	4,200,803,064.49	6.08
TOTAL	69,087,792,998.24	100.00
Donald F. Donahue
Affirmative	64,848,204,109.00	93.86
Withheld	4,239,588,889.24	6.14
TOTAL	69,087,792,998.24	100.00
Vicki L. Fuller
Affirmative	64,995,466,255.60	94.08
Withheld	4,092,326,742.65	5.92
TOTAL	69,087,792,998.24	100.00
Patricia L. Kampling
Affirmative	65,085,124,704.84	94.21
Withheld	4,002,668,293.40	5.79
TOTAL	69,087,792,998.24	100.00
Thomas A. Kennedy
Affirmative	64,964,358,187.70	94.03
Withheld	4,123,434,810.54	5.97
TOTAL	69,087,792,998.24	100.00
Oscar Munoz
Affirmative	64,740,772,159.72	93.71
Withheld	4,347,020,838.53	6.29
TOTAL	69,087,792,998.24	100.00
Karen B. Peetz
Affirmative	64,944,559,251.25	94.00
Withheld	4,143,233,746.99	6.00
TOTAL	69,087,792,998.24	100.00
David M. Thomas
Affirmative	64,792,568,989.40	93.78
Withheld	4,295,224,008.84	6.22
TOTAL	69,087,792,998.24	100.00
Susan Tomasky
Affirmative	64,843,909,948.98	93.86
Withheld	4,243,883,049.26	6.14
TOTAL	69,087,792,998.24	100.00
Michael E. Wiley
Affirmative	64,839,438,084.90	93.85
Withheld	4,248,354,913.34	6.15
TOTAL	69,087,792,998.24	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Balanced Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investments Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.
Board Approval of Investment Advisory Contract and Management Fees
Fidelity Balanced Fund

At its July 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its July 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the projected total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee for each New Class of the fund is below the median of its competitor funds. The Board also considered that the estimated total net expense ratio of Class A, Class C, Class I, and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure and that the estimated total net expense ratio of Class M of the fund is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure primarily because of higher 12b-1 fees.

The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.

Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.536127.128
BAL-ANN-1024
Fidelity® Puritan® Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Puritan® Fund
Consolidated Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Common Stocks - 66.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.8%
Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	129,706	12,668
LiveOne, Inc. (a)(b)	6,653,157	11,576
Netflix, Inc. (a)	194,934	136,717
PodcastOne, Inc. (c)	317,509	498
Spotify Technology SA (a)	94,935	32,551
The Walt Disney Co.	41,934	3,790
		197,800
Interactive Media & Services - 4.1%
Alphabet, Inc. Class C	3,667,263	605,502
Meta Platforms, Inc. Class A	1,337,291	697,143
Reddit, Inc. Class B (a)	28,500	1,711
		1,304,356
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	114,000	22,654
TOTAL COMMUNICATION SERVICES		1,524,810
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.6%
General Motors Co.	2,920,580	145,386
Neutron Holdings, Inc. (a)(d)(e)	4,168,198	156
Tesla, Inc. (a)	260,700	55,818
		201,360
Broadline Retail - 2.9%
Amazon.com, Inc. (a)	5,146,668	918,680
Diversified Consumer Services - 0.1%
Service Corp. International	373,500	29,234
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc. Class A (a)	314,105	36,848
Compass Group PLC	414,689	13,106
Domino's Pizza, Inc.	57,032	23,623
Hilton Worldwide Holdings, Inc.	162,777	35,752
Starbucks Corp.	176,700	16,711
		126,040
Household Durables - 0.6%
Blu Investments LLC (a)(d)(e)	14,988,638	5
D.R. Horton, Inc.	515,310	97,270
Lennar Corp. Class A	426,800	77,703
		174,978
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A (a)	107,857	15,916
Group 1 Automotive, Inc.	66,600	25,092
Industria de Diseno Textil SA	76,500	4,144
Lowe's Companies, Inc.	781,050	194,091
Revolve Group, Inc. (a)	199,938	4,583
RH (a)	240,897	61,116
The Home Depot, Inc.	198,282	73,067
TJX Companies, Inc.	424,657	49,800
		427,809
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA	1,175,754	115,346
Moncler SpA	102,298	6,267
On Holding AG (a)	53,088	2,494
Prada SpA	550,000	3,932
Ralph Lauren Corp. Class A	139,569	23,903
Tory Burch LLC:
Class A (a)(d)(e)(f)	702,741	26,053
Class B (a)(d)(e)(f)	324,840	13,036
VF Corp. (c)	675,100	12,294
		203,325
TOTAL CONSUMER DISCRETIONARY		2,081,426
CONSUMER STAPLES - 0.7%
Consumer Staples Distribution & Retail - 0.5%
Performance Food Group Co. (a)	104,231	7,780
Walmart, Inc.	2,055,577	158,752
		166,532
Household Products - 0.0%
The Clorox Co.	53,556	8,478
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	175,834	16,117
Kenvue, Inc.	341,300	7,492
L'Oreal SA	10,418	4,571
		28,180
Tobacco - 0.1%
Philip Morris International, Inc.	160,712	19,814
TOTAL CONSUMER STAPLES		223,004
ENERGY - 3.3%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	6,318,275	222,214
TechnipFMC PLC	2,112,164	56,690
Tidewater, Inc. (a)	18,444	1,636
		280,540
Oil, Gas & Consumable Fuels - 2.4%
Antero Resources Corp. (a)	357,427	9,647
Canadian Natural Resources Ltd. (c)	2,726,379	98,685
Cenovus Energy, Inc. (Canada)	8,716,345	161,631
Energy Transfer LP	4,154,600	66,889
Enterprise Products Partners LP	776,979	22,797
Exxon Mobil Corp.	2,133,319	251,604
ONEOK, Inc.	352,946	32,598
Shell PLC ADR	1,362,904	97,666
Teekay Tankers Ltd.	61,956	3,524
		745,041
TOTAL ENERGY		1,025,581
FINANCIALS - 10.4%
Banks - 2.2%
Bank of America Corp.	572,500	23,329
Citigroup, Inc.	1,129,225	70,735
Citizens Financial Group, Inc.	739,200	31,823
JPMorgan Chase & Co.	674,851	151,707
M&T Bank Corp.	317,335	54,617
PNC Financial Services Group, Inc.	319,172	59,076
Starling Bank Ltd. Series D (a)(d)(e)	7,254,400	30,201
Wells Fargo & Co.	4,661,014	272,529
		694,017
Capital Markets - 3.3%
3i Group PLC	34,894	1,466
Ares Management Corp. Class A,	738,045	108,050
Bank of New York Mellon Corp.	60,000	4,093
BlackRock, Inc.	103,322	93,177
Blue Owl Capital, Inc. Class A (c)	4,830,173	85,204
CVC Capital Partners PLC (g)	680,431	14,396
Evercore, Inc. Class A (c)	17,300	4,251
Goldman Sachs Group, Inc.	194,945	99,471
Intercontinental Exchange, Inc.	395,339	63,867
KKR & Co., Inc. Class A	1,206,544	149,334
London Stock Exchange Group PLC	1,114,404	150,425
Moody's Corp.	189,419	92,387
Morgan Stanley	878,474	91,019
MSCI, Inc.	16,350	9,493
Northern Trust Corp.	282,519	25,769
State Street Corp.	134,500	11,715
TulCo LLC (a)(d)(e)(f)	42,857	31,422
		1,035,539
Consumer Finance - 0.7%
American Express Co.	354,123	91,594
Capital One Financial Corp.	587,148	86,270
Discover Financial Services	205,800	28,547
		206,411
Financial Services - 2.8%
Apollo Global Management, Inc.	2,131,558	246,685
Berkshire Hathaway, Inc. Class B (a)	191,434	91,107
MasterCard, Inc. Class A	701,055	338,848
New Moda LLC Class 1 (a)(e)	62,880	18
PayPal Holdings, Inc. (a)	924,000	66,925
Visa, Inc. Class A	500,798	138,406
		881,989
Insurance - 1.4%
Arthur J. Gallagher & Co.	406,544	118,943
Chubb Ltd.	542,464	154,157
Hartford Financial Services Group, Inc.	600,222	69,686
Marsh & McLennan Companies, Inc.	362,873	82,557
The Travelers Companies, Inc.	81,481	18,583
		443,926
TOTAL FINANCIALS		3,261,882
HEALTH CARE - 8.5%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	273,945	71,963
Argenx SE ADR (a)	83,157	43,019
Avidity Biosciences, Inc. (a)	315,893	13,899
Blueprint Medicines Corp. (a)	18,145	1,734
Dyne Therapeutics, Inc. (a)	195,916	9,030
Exact Sciences Corp. (a)	220,130	13,580
Gilead Sciences, Inc.	1,086,500	85,834
Legend Biotech Corp. ADR (a)	280,627	16,150
Madrigal Pharmaceuticals, Inc. (a)	56,727	14,019
Moderna, Inc. (a)	506,318	39,189
Nuvalent, Inc. Class A (a)	109,061	9,284
Regeneron Pharmaceuticals, Inc. (a)	215,163	254,901
		572,602
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	4,643,276	379,774
EssilorLuxottica SA	26,673	6,316
Glaukos Corp. (a)	366,648	49,091
Insulet Corp. (a)	369,892	75,003
Intuitive Surgical, Inc. (a)	267,568	131,812
Stryker Corp.	173,396	62,495
		704,491
Health Care Providers & Services - 1.6%
Cigna Group	167,100	60,458
Elevance Health, Inc.	16,610	9,250
Tenet Healthcare Corp. (a)	25,500	4,229
UnitedHealth Group, Inc.	738,456	435,837
		509,774
Life Sciences Tools & Services - 1.0%
Bruker Corp.	278,970	18,744
Danaher Corp.	508,839	137,035
Thermo Fisher Scientific, Inc.	232,383	142,932
		298,711
Pharmaceuticals - 1.9%
Eli Lilly & Co.	466,764	448,103
Merck & Co., Inc.	899,057	106,493
Novo Nordisk A/S Series B	267,974	37,224
UCB SA	78,700	14,241
		606,061
TOTAL HEALTH CARE		2,691,639
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.	25,806	2,658
General Dynamics Corp.	604,900	181,083
General Electric Co.	534,138	93,271
Howmet Aerospace, Inc.	632,363	61,124
Space Exploration Technologies Corp. (a)(d)(e)	411,220	46,057
Space Exploration Technologies Corp. Class C (a)(d)(e)	56,070	6,280
Spirit AeroSystems Holdings, Inc. Class A (a)	57,326	2,018
The Boeing Co. (a)	344,660	59,881
TransDigm Group, Inc.	28,638	39,326
Woodward, Inc.	85,938	14,322
		506,020
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	217,800	22,544
FedEx Corp.	380,887	113,798
		136,342
Building Products - 1.8%
Builders FirstSource, Inc. (a)	105,700	18,392
Carrier Global Corp.	1,859,246	135,316
Fortune Brands Innovations, Inc.	476,300	37,823
The AZEK Co., Inc. Class A, (a)	140,572	5,993
Trane Technologies PLC	1,003,407	362,892
		560,416
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (a)	271,076	5,072
Cintas Corp.	65,024	52,352
		57,424
Construction & Engineering - 0.2%
Fluor Corp. (a)	1,218,546	61,013
Electrical Equipment - 1.9%
Eaton Corp. PLC	735,952	225,886
GE Vernova LLC	1,241,006	249,442
Hubbell, Inc.	140,531	56,201
Nextracker, Inc. Class A (a)	377,577	15,356
Prysmian SpA	601,627	42,163
		589,048
Ground Transportation - 0.4%
Norfolk Southern Corp.	289,200	74,081
Uber Technologies, Inc. (a)	791,045	57,849
		131,930
Industrial Conglomerates - 0.3%
3M Co.	804,928	108,416
Machinery - 0.3%
Allison Transmission Holdings, Inc.	73,300	6,799
Mitsubishi Heavy Industries Ltd.	558,800	7,425
PACCAR, Inc.	102,539	9,862
Parker Hannifin Corp.	86,415	51,866
Pentair PLC	285,776	25,345
Westinghouse Air Brake Tech Co.	13,200	2,238
		103,535
Professional Services - 0.5%
Equifax, Inc.	161,405	49,572
Leidos Holdings, Inc.	196,602	31,163
RELX PLC (London Stock Exchange)	139,177	6,497
TransUnion	565,300	54,727
		141,959
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	71,619	14,690
Ferguson Enterprises, Inc.	118,968	24,473
United Rentals, Inc.	161,830	119,958
W.W. Grainger, Inc.	49,420	48,675
Watsco, Inc.	147,269	70,015
		277,811
TOTAL INDUSTRIALS		2,673,914
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.0%
Arista Networks, Inc. (a)	14,000	4,947
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	1,844,368	124,403
Flex Ltd. (a)	170,193	5,530
		129,933
IT Services - 0.0%
X Holdings Corp. Class A (a)(d)(e)	172,430	3,671
Semiconductors & Semiconductor Equipment - 7.8%
Analog Devices, Inc.	463,031	108,738
Applied Materials, Inc.	148,767	29,346
ASML Holding NV (depository receipt)	77,341	69,906
Astera Labs, Inc.	36,389	1,567
Broadcom, Inc.	1,032,320	168,082
Marvell Technology, Inc.	4,944,530	376,971
Micron Technology, Inc.	293,566	28,253
Monolithic Power Systems, Inc.	38,662	36,137
NVIDIA Corp.	10,222,037	1,220,205
NXP Semiconductors NV	175,433	44,974
Onto Innovation, Inc. (a)	85,539	18,239
Qualcomm, Inc.	286,575	50,237
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	731,343	125,572
Teradyne, Inc.	1,192,918	163,108
		2,441,335
Software - 4.9%
Adobe, Inc. (a)	46,800	26,882
Applied Intuition, Inc. Class A (d)(e)	38,409	2,293
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	0
Fair Isaac Corp. (a)	18,139	31,385
HubSpot, Inc. (a)	65,638	32,758
Microsoft Corp.	3,147,413	1,312,912
SAP SE sponsored ADR	241,746	53,114
Synopsys, Inc. (a)	26,731	13,889
Zoom Video Communications, Inc. Class A (a)	957,138	66,119
		1,539,352
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	7,180,355	1,644,297
TOTAL INFORMATION TECHNOLOGY		5,763,535
MATERIALS - 3.0%
Chemicals - 1.0%
CF Industries Holdings, Inc.	672,056	55,841
International Flavors & Fragrances, Inc.	137,952	14,346
Linde PLC	400,753	191,660
Sherwin-Williams Co.	121,398	44,841
		306,688
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	235,646	125,873
Vulcan Materials Co.	142,960	35,055
		160,928
Containers & Packaging - 0.6%
Ball Corp.	1,087,018	69,363
International Paper Co.	2,344,753	113,533
		182,896
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd. (United States) (c)	1,419,557	115,651
Freeport-McMoRan, Inc.	1,478,692	65,476
Ivanhoe Mines Ltd. (a)	3,368,384	44,915
Newmont Corp.	1,017,621	54,331
		280,373
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	52,200	5,066
TOTAL MATERIALS		935,951
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Camden Property Trust (SBI)	301,660	37,768
Equity Residential (SBI)	1,378,002	103,185
Public Storage Operating Co.	716,445	246,256
Simon Property Group, Inc.	367,200	61,451
		448,660
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	724,472	83,416
TOTAL REAL ESTATE		532,076
UTILITIES - 0.9%
Electric Utilities - 0.8%
Constellation Energy Corp.	259,257	50,996
Edison International	339,700	29,564
FirstEnergy Corp.	765,700	33,630
NextEra Energy, Inc.	1,113,383	89,638
NRG Energy, Inc.	108,370	9,213
PG&E Corp.	1,192,200	23,486
Southern Co.	164,532	14,216
		250,743
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	266,230	22,744
TOTAL UTILITIES		273,487
TOTAL COMMON STOCKS (Cost $12,952,654)		20,987,305

Convertible Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	145,676	32,298
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C (a)(d)(e)	38,589,900	1,443
Series 1D (a)(d)(e)	40,824,742	1,527
		2,970
Textiles, Apparel & Luxury Goods - 0.1%
Goop International Holdings, Inc.:
Series C (a)(d)(e)	1,881,874	11,254
Series D (a)(d)(e)	342,241	2,047
		13,301
TOTAL CONSUMER DISCRETIONARY		16,271
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(d)(e)	8,512,822	14
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(d)(e)	51,921	58,152
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Applied Intuition, Inc.:
Series A2 (d)(e)	49,998	2,984
Series B2 (d)(e)	24,108	1,439
		4,423
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $69,369)		111,158

Convertible Bonds - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	1,371	2,173
4% 6/12/27 (d)(e)	354	561
(Cost $1,725)		2,734

Fixed-Income Funds - 32.3%
	Shares	Value ($) (000s)
Fidelity High Income Central Fund (i)	9,906,741	1,055,860
Fidelity Investment Grade Bond Central Fund (i)	91,245,628	9,109,051
TOTAL FIXED-INCOME FUNDS (Cost $10,891,447)		10,164,911

Other - 0.0%
	Shares	Value ($) (000s)
Other - 0.0%
Fidelity Private Credit Co. LLC (d)(j) (Cost $14,939)	1,483,736	14,733

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (k)	174,310,288	174,345
Fidelity Securities Lending Cash Central Fund 5.39% (k)(l)	197,823,763	197,844
TOTAL MONEY MARKET FUNDS (Cost $372,189)		372,189

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $24,302,323)	31,653,030
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(203,656)
NET ASSETS - 100.0%	31,449,374

Any values shown as $0 in the Consolidated Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $287,799,000 or 0.9% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,396,000 or 0.0% of net assets.

(h)	Amount is stated in United States dollars unless otherwise noted.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Affiliated Fund
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Applied Intuition, Inc. Class A	7/02/24	2,293

Applied Intuition, Inc. Series A2	7/02/24	2,985

Applied Intuition, Inc. Series B2	7/02/24	1,439

Atom Tickets LLC	8/15/17	15,000

Blu Investments LLC	5/21/20	26

ByteDance Ltd. Series E1	11/18/20	15,962

Fidelity Private Credit Co. LLC	5/26/23 - 8/02/24	14,939

Get Heal, Inc. Series B	8/17/23	18

Goop International Holdings, Inc. Series C	12/15/17	20,000

Goop International Holdings, Inc. Series D	6/21/19	5,000

Neutron Holdings, Inc.	2/04/21	42

Neutron Holdings, Inc. Series 1C	7/03/18 - 1/25/19	7,056

Neutron Holdings, Inc. Series 1D	7/03/18 - 1/25/19	9,900

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	1,371

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	354

Space Exploration Technologies Corp.	9/11/17	5,551

Space Exploration Technologies Corp. Class C	9/11/17	757

Space Exploration Technologies Corp. Series H	8/04/17	7,009

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,909

Tory Burch LLC Class A	5/14/15	50,000

Tory Burch LLC Class B	12/31/12	17,505

TulCo LLC	8/24/17 - 12/14/17	15,000

X Holdings Corp. Class A	10/25/22	17,243

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	119,215	3,861,621	3,806,499	8,996	37	(29)	174,345	0.4%
Fidelity High Income Central Fund	1,251,032	82,778	317,940	82,778	(22,554)	62,544	1,055,860	76.1%
Fidelity Investment Grade Bond Central Fund	8,540,786	728,190	479,727	377,959	(57,074)	376,876	9,109,051	22.4%
Fidelity Securities Lending Cash Central Fund 5.39%	69,423	686,847	558,426	74	-	-	197,844	0.8%
Total	9,980,456	5,359,436	5,162,592	469,807	(79,591)	439,391	10,537,100

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	5,469	10,061	558	1,411	(3)	(236)	14,733
	5,469	10,061	558	1,411	(3)	(236)	14,733

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
LiveOne, Inc.	14,374	-	93	907	(71)	(2,634)	11,576
Total	14,374	-	93	907	(71)	(2,634)	11,576

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,557,108	1,524,810	-	32,298
Consumer Discretionary	2,097,697	2,024,926	17,250	55,521
Consumer Staples	223,004	218,433	4,571	-
Energy	1,025,581	1,025,581	-	-
Financials	3,261,882	3,048,350	151,891	61,641
Health Care	2,691,653	2,654,415	37,224	14
Industrials	2,732,066	2,615,080	6,497	110,489
Information Technology	5,767,958	5,757,571	-	10,387
Materials	935,951	935,951	-	-
Real Estate	532,076	532,076	-	-
Utilities	273,487	273,487	-	-

Corporate Bonds	2,734	-	-	2,734

Fixed-Income Funds	10,164,911	10,164,911	-	-

Other	14,733	-	14,733	-

Money Market Funds	372,189	372,189	-	-
Total Investments in Securities:	31,653,030	31,147,780	232,166	273,084
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of August 31, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $191,769) - See accompanying schedule:
Unaffiliated issuers (cost $13,003,471)	$21,089,621
Fidelity Central Funds (cost $11,263,636)	10,537,100
Other affiliated issuers (cost $35,216)	26,309

Total Investment in Securities (cost $24,302,323)		$31,653,030
Cash		16
Restricted cash		4,791
Foreign currency held at value (cost $1,288)		1,276
Receivable for investments sold		20,087
Receivable for fund shares sold		13,770
Dividends receivable		16,443
Interest receivable		292
Distributions receivable from Fidelity Central Funds		1,028
Prepaid expenses		46
Other receivables		1,130
Total assets		31,711,909
Liabilities
Payable for investments purchased	$34,199
Payable for fund shares redeemed	17,357
Accrued management fee	11,621
Other payables and accrued expenses	1,504
Collateral on securities loaned	197,854
Total liabilities		262,535
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$31,449,374
Net Assets consist of:
Paid in capital		$21,692,923
Total accumulated earnings (loss)		9,756,451
Net Assets		$31,449,374

Net Asset Value and Maximum Offering Price
Puritan :
Net Asset Value, offering price and redemption price per share ($28,064,604 ÷ 1,057,006 shares)		$26.55
Class K :
Net Asset Value, offering price and redemption price per share ($3,384,770 ÷ 127,595 shares)		$26.53
Consolidated Statement of Operations
Year ended August 31, 2024 Amounts in thousands
Investment Income
Dividends:
Unaffiliated issuers		$179,184
Affiliated issuers		2,310
Interest		183
Income from Fidelity Central Funds (including $74 from security lending)		469,807
Total income		651,484
Expenses
Management fee	$120,639
Transfer agent fees	15,245
Accounting fees	1,080
Custodian fees and expenses	230
Independent trustees' fees and expenses	133
Registration fees	226
Audit fees	193
Legal	53
Interest	33
Miscellaneous	295
Total expenses before reductions	138,127
Expense reductions	(1,824)
Total expenses after reductions		136,303
Net Investment income (loss)		515,181
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3)	2,703,049
Redemptions in-kind	78,840
Fidelity Central Funds	(79,591)
Other affiliated issuers	(74)
Foreign currency transactions	(6)
Written options	3,020
Capital gain distributions from underlying funds:
Affiliated issuers	8
Total net realized gain (loss)		2,705,246
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,880,309
Fidelity Central Funds	439,391
Other affiliated issuers	(2,870)
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		2,316,837
Net gain (loss)		5,022,083
Net increase (decrease) in net assets resulting from operations		$5,537,264
Consolidated Statement of Changes in Net Assets

Amount in thousands	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$515,181	$475,597
Net realized gain (loss)	2,705,246	916,685
Change in net unrealized appreciation (depreciation)	2,316,837	1,630,156
Net increase (decrease) in net assets resulting from operations	5,537,264	3,022,438
Distributions to shareholders	(1,495,865)	(2,340,895)

Share transactions - net increase (decrease)	(253,466)	(699,333)
Total increase (decrease) in net assets	3,787,933	(17,790)

Net Assets
Beginning of period	27,661,441	27,679,231
End of period	$31,449,374	$27,661,441

Consolidated Financial Highlights
Fidelity® Puritan® Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.18	$22.76	$29.62	$25.87	$22.17
Income from Investment Operations
Net investment income (loss) A,B	.43	.38	.33	.25	.30
Net realized and unrealized gain (loss)	4.21	1.98	(3.57)	4.79	4.35
Total from investment operations	4.64	2.36	(3.24)	5.04	4.65
Distributions from net investment income	(.42)	(.35)	(.39) C	(.25)	(.32)
Distributions from net realized gain	(.85)	(1.59)	(3.23) C	(1.04)	(.63)
Total distributions	(1.27)	(1.94)	(3.62)	(1.29)	(.95)
Net asset value, end of period	$26.55	$23.18	$22.76	$29.62	$25.87
Total Return D	21.09%	12.00%	(12.30)%	20.33%	21.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.51%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.48%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.48%	.50%	.50%	.50%	.52%
Net investment income (loss)	1.77%	1.76%	1.31%	.93%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$28,065	$23,959	$23,519	$28,846	$24,168
Portfolio turnover rate G	55 % H	52% H	62% H	58% H	55% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Puritan® Fund Class K

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.16	$22.74	$29.60	$25.85	$22.15
Income from Investment Operations
Net investment income (loss) A,B	.45	.40	.35	.27	.32
Net realized and unrealized gain (loss)	4.20	1.98	(3.57)	4.79	4.35
Total from investment operations	4.65	2.38	(3.22)	5.06	4.67
Distributions from net investment income	(.44)	(.37)	(.41) C	(.27)	(.34)
Distributions from net realized gain	(.85)	(1.59)	(3.23) C	(1.04)	(.63)
Total distributions	(1.28) D	(1.96)	(3.64)	(1.31)	(.97)
Net asset value, end of period	$26.53	$23.16	$22.74	$29.60	$25.85
Total Return E	21.19%	12.10%	(12.24)%	20.43%	21.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.40%	.42%	.42%	.43%	.44%
Expenses net of all reductions	.40%	.42%	.42%	.43%	.43%
Net investment income (loss)	1.86%	1.84%	1.39%	1.00%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$3,385	$3,702	$4,160	$5,659	$5,478
Portfolio turnover rate H	55 % I	52% I	62% I	58% I	55% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended August 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Consolidated Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the six month period ended June 30, 2024 was 11.47%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Puritan Fund	$1,128

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short term gain distributions from underlying funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,324,020
Gross unrealized depreciation	(994,797)
Net unrealized appreciation (depreciation)	$7,329,223
Tax Cost	$24,323,807

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$93,812
Undistributed long-term capital gain	$2,333,424
Net unrealized appreciation (depreciation) on securities and other investments	$7,329,216

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$498,368	$433,341
Long-term Capital Gains	997,497	1,907,554
Total	$1,495,865	$2,340,895

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Puritan Fund	Fidelity Private Credit Company LLC	44,316

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:
	Amount ($)	% of Net Assets
Fidelity Puritan Fund	75,302.24

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Consolidated Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan Fund	15,895,604	16,930,927

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Puritan Fund	8,595	78,840	209,233

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Puritan Fund	710	4,410	15,422
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Puritan	.47
Class K	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Puritan	.47
Class K	.39

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .37%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class Level Average Net Assets
Puritan	.1210
Class K	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Puritan	14,529.12
Class K	716.04
	15,245

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Puritan Fund	.0077

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Puritan Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Puritan Fund	292

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Puritan Fund	Borrower	107,181	5.57%	33

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan Fund	657,788	842,753	77,339
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Puritan Fund	48
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Puritan Fund	8	-A	-

A Amount represents less than five hundred dollars.
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2025. During the period, this waiver reduced the Fund's management fee by $54.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,763.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Puritan Fund
Distributions to shareholders
Puritan	$1,308,894	$1,987,615
Class K	186,971	353,280
Total	$1,495,865	$2,340,895
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2024	Year ended August 31, 2023	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Puritan Fund
Puritan
Shares sold	98,089	52,955	$2,419,510	$1,149,216
Reinvestment of distributions	54,280	94,555	1,218,634	1,862,907
Shares redeemed	(128,828)	(147,229)	(3,108,734)	(3,168,970)
Net increase (decrease)	23,541	281	$529,410	$(156,847)
Class K
Shares sold	16,895	17,434	$409,219	$375,693
Reinvestment of distributions	8,349	17,952	186,960	353,263
Shares redeemed	(57,504)	(58,447)	(1,379,055)	(1,271,442)
Net increase (decrease)	(32,260)	(23,061)	$(782,876)	$(542,486)
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund

Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Puritan Fund and its subsidiary (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related consolidated statement of operations for the year ended August 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2024, $2,570,805,908, or, if subsequently determined to be different, the net capital gain of such year.

A total of 20.39% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $295,462,963 of distributions paid in the calendar year in 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $253,308,163 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Puritan designates 7%, 25%, 39%, and 39% and Class K designates 7%, 24%, 37%, and 37% of the dividends distributed in October, December, April, and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Puritan designates 9.20%, 31.70%, 47.75%, and 47.71% and Class K designates 8.84%, 30.35%, 45.82%, and 46.06% of dividends distributed in October, December, April, and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Puritan designates 0.68% and Class K designates 0.65% of the dividends distributed in April and July, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	65,110,731,692.91	94.24
Withheld	3,977,061,305.33	5.76
TOTAL	69,087,792,998.24	100.00
Robert A. Lawrence
Affirmative	64,862,479,525.74	93.88
Withheld	4,225,313,472.50	6.12
TOTAL	69,087,792,998.24	100.00
Vijay C. Advani
Affirmative	64,817,783,404.76	93.82
Withheld	4,270,009,593.49	6.18
TOTAL	69,087,792,998.24	100.00
Thomas P. Bostick
Affirmative	64,886,989,933.75	93.92
Withheld	4,200,803,064.49	6.08
TOTAL	69,087,792,998.24	100.00
Donald F. Donahue
Affirmative	64,848,204,109.00	93.86
Withheld	4,239,588,889.24	6.14
TOTAL	69,087,792,998.24	100.00
Vicki L. Fuller
Affirmative	64,995,466,255.60	94.08
Withheld	4,092,326,742.65	5.92
TOTAL	69,087,792,998.24	100.00
Patricia L. Kampling
Affirmative	65,085,124,704.84	94.21
Withheld	4,002,668,293.40	5.79
TOTAL	69,087,792,998.24	100.00
Thomas A. Kennedy
Affirmative	64,964,358,187.70	94.03
Withheld	4,123,434,810.54	5.97
TOTAL	69,087,792,998.24	100.00
Oscar Munoz
Affirmative	64,740,772,159.72	93.71
Withheld	4,347,020,838.53	6.29
TOTAL	69,087,792,998.24	100.00
Karen B. Peetz
Affirmative	64,944,559,251.25	94.00
Withheld	4,143,233,746.99	6.00
TOTAL	69,087,792,998.24	100.00
David M. Thomas
Affirmative	64,792,568,989.40	93.78
Withheld	4,295,224,008.84	6.22
TOTAL	69,087,792,998.24	100.00
Susan Tomasky
Affirmative	64,843,909,948.98	93.86
Withheld	4,243,883,049.26	6.14
TOTAL	69,087,792,998.24	100.00
Michael E. Wiley
Affirmative	64,839,438,084.90	93.85
Withheld	4,248,354,913.34	6.15
TOTAL	69,087,792,998.24	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Puritan Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.536193.128
PUR-ANN-1024
Fidelity® Puritan® K6 Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Puritan® K6 Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Common Stocks - 66.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	7,719	753,915
LiveOne, Inc. (a)	374,537	651,694
Netflix, Inc. (a)	11,615	8,146,180
PodcastOne, Inc.	17,840	28,009
Spotify Technology SA (a)	5,781	1,982,189
The Walt Disney Co.	2,475	223,691
		11,785,678
Interactive Media & Services - 4.2%
Alphabet, Inc. Class C	218,487	36,074,389
Meta Platforms, Inc. Class A	80,147	41,781,433
		77,855,822
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	6,815	1,354,277
TOTAL COMMUNICATION SERVICES		90,995,777
CONSUMER DISCRETIONARY - 6.5%
Automobiles - 0.6%
General Motors Co.	172,367	8,580,429
Tesla, Inc. (a)	15,614	3,343,114
		11,923,543
Broadline Retail - 2.9%
Amazon.com, Inc. (a)	307,322	54,856,977
Diversified Consumer Services - 0.1%
Service Corp. International	20,714	1,621,285
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc. Class A (a)	18,278	2,144,192
Compass Group PLC	25,034	791,207
Domino's Pizza, Inc.	3,262	1,351,153
Hilton Worldwide Holdings, Inc.	9,699	2,130,288
Starbucks Corp.	10,563	998,943
		7,415,783
Household Durables - 0.6%
D.R. Horton, Inc.	30,805	5,814,752
Lennar Corp. Class A	25,514	4,645,079
		10,459,831
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A (a)	6,029	889,700
Group 1 Automotive, Inc.	4,162	1,568,075
Industria de Diseno Textil SA	4,574	247,799
Lowe's Companies, Inc.	46,690	11,602,465
Revolve Group, Inc. (a)	4,423	101,375
RH (a)	14,445	3,664,697
The Home Depot, Inc.	11,842	4,363,777
TJX Companies, Inc.	25,363	2,974,319
		25,412,207
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli SpA	63,029	6,183,413
Moncler SpA	5,785	354,396
On Holding AG (a)	2,868	134,739
Prada SpA	35,886	256,565
Ralph Lauren Corp. Class A	8,216	1,407,072
VF Corp. (b)	40,677	740,728
		9,076,913
TOTAL CONSUMER DISCRETIONARY		120,766,539
CONSUMER STAPLES - 0.7%
Consumer Staples Distribution & Retail - 0.5%
Performance Food Group Co. (a)	6,116	456,498
Walmart, Inc.	121,065	9,349,850
		9,806,348
Household Products - 0.0%
The Clorox Co.	3,153	499,151
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	10,531	965,271
Kenvue, Inc.	14,616	320,821
L'Oreal SA	182	79,853
		1,365,945
Tobacco - 0.1%
Philip Morris International, Inc.	9,430	1,162,625
TOTAL CONSUMER STAPLES		12,834,069
ENERGY - 3.3%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	378,830	13,323,451
TechnipFMC PLC	128,290	3,443,304
Tidewater, Inc. (a)	1,300	115,310
		16,882,065
Oil, Gas & Consumable Fuels - 2.4%
Antero Resources Corp. (a)	30,023	810,321
Canadian Natural Resources Ltd. (b)	162,452	5,880,168
Cenovus Energy, Inc. (Canada)	520,595	9,653,596
Energy Transfer LP	255,363	4,111,344
Enterprise Products Partners LP	47,972	1,407,498
Exxon Mobil Corp.	127,115	14,991,943
ONEOK, Inc.	21,139	1,952,398
Shell PLC ADR	86,681	6,211,560
Teekay Tankers Ltd.	3,710	211,025
		45,229,853
TOTAL ENERGY		62,111,918
FINANCIALS - 10.3%
Banks - 2.2%
Bank of America Corp.	34,193	1,393,365
Citigroup, Inc.	68,586	4,296,227
Citizens Financial Group, Inc.	44,188	1,902,293
JPMorgan Chase & Co.	40,795	9,170,716
M&T Bank Corp.	19,517	3,359,071
PNC Financial Services Group, Inc.	19,694	3,645,162
Wells Fargo & Co.	278,021	16,255,888
		40,022,722
Capital Markets - 3.2%
3i Group PLC	106	4,452
Ares Management Corp. Class A,	44,834	6,563,698
Bank of New York Mellon Corp.	3,737	254,938
BlackRock, Inc.	6,186	5,578,597
Blue Owl Capital, Inc. Class A (b)	299,114	5,276,371
CVC Capital Partners PLC (c)	39,936	844,940
Evercore, Inc. Class A	1,047	257,290
Goldman Sachs Group, Inc.	11,654	5,946,454
Intercontinental Exchange, Inc.	23,612	3,814,519
KKR & Co., Inc. Class A	71,772	8,883,220
London Stock Exchange Group PLC	66,402	8,963,115
Moody's Corp.	11,316	5,519,266
Morgan Stanley	52,282	5,416,938
MSCI, Inc.	959	556,786
Northern Trust Corp.	7,600	693,196
State Street Corp.	8,041	700,371
		59,274,151
Consumer Finance - 0.7%
American Express Co.	21,588	5,583,736
Capital One Financial Corp.	34,452	5,062,032
Discover Financial Services	12,075	1,674,923
		12,320,691
Financial Services - 2.8%
Apollo Global Management, Inc.	127,421	14,746,432
Berkshire Hathaway, Inc. Class B (a)	11,444	5,446,428
MasterCard, Inc. Class A	41,772	20,190,078
PayPal Holdings, Inc. (a)	51,756	3,748,687
Visa, Inc. Class A	29,937	8,273,689
		52,405,314
Insurance - 1.4%
Arthur J. Gallagher & Co.	23,932	7,001,785
Chubb Ltd.	32,634	9,273,930
Hartford Financial Services Group, Inc.	35,849	4,162,069
Marsh & McLennan Companies, Inc.	21,678	4,931,962
The Travelers Companies, Inc.	4,809	1,096,789
		26,466,535
TOTAL FINANCIALS		190,489,413
HEALTH CARE - 8.7%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	15,883	4,172,305
Argenx SE ADR (a)	4,966	2,569,011
Avidity Biosciences, Inc. (a)	18,589	817,916
Blueprint Medicines Corp. (a)	1,180	112,737
Dyne Therapeutics, Inc. (a)	10,586	487,909
Exact Sciences Corp. (a)	12,896	795,554
Gilead Sciences, Inc.	66,241	5,233,039
Legend Biotech Corp. ADR (a)	16,881	971,502
Madrigal Pharmaceuticals, Inc. (a)	3,464	856,058
Moderna, Inc. (a)	32,240	2,495,376
Nuvalent, Inc. Class A (a)	6,576	559,815
Regeneron Pharmaceuticals, Inc. (a)	12,927	15,314,488
		34,385,710
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	277,567	22,702,205
EssilorLuxottica SA	1,595	377,659
Glaukos Corp. (a)	21,563	2,887,070
Insulet Corp. (a)	22,635	4,589,699
Intuitive Surgical, Inc. (a)	16,196	7,978,635
Stryker Corp.	10,194	3,674,121
		42,209,389
Health Care Providers & Services - 1.6%
Cigna Group	9,805	3,547,547
Elevance Health, Inc.	981	546,309
Tenet Healthcare Corp. (a)	1,525	252,906
UnitedHealth Group, Inc.	44,144	26,053,789
		30,400,551
Life Sciences Tools & Services - 1.0%
Bruker Corp.	18,438	1,238,849
Danaher Corp.	30,391	8,184,600
Thermo Fisher Scientific, Inc.	13,892	8,544,552
		17,968,001
Pharmaceuticals - 2.0%
Eli Lilly & Co.	27,997	26,877,680
Merck & Co., Inc.	53,570	6,345,367
Novo Nordisk A/S Series B	15,967	2,217,979
UCB SA	4,600	832,388
		36,273,414
TOTAL HEALTH CARE		161,237,065
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.5%
BWX Technologies, Inc.	1,492	153,676
General Dynamics Corp.	36,304	10,867,965
General Electric Co.	31,930	5,575,617
Howmet Aerospace, Inc.	37,199	3,595,655
Spirit AeroSystems Holdings, Inc. Class A (a)	3,430	120,770
The Boeing Co. (a)	21,333	3,706,395
TransDigm Group, Inc.	1,682	2,309,739
Woodward, Inc.	5,063	843,749
		27,173,566
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	12,541	1,298,119
FedEx Corp.	22,695	6,780,585
		8,078,704
Building Products - 1.8%
Builders FirstSource, Inc. (a)	6,319	1,099,506
Carrier Global Corp.	111,046	8,081,928
Fortune Brands Innovations, Inc.	28,473	2,261,041
The AZEK Co., Inc. Class A, (a)	7,165	305,444
Trane Technologies PLC	59,716	21,596,889
		33,344,808
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (a)	14,081	263,456
Cintas Corp.	3,883	3,126,281
		3,389,737
Construction & Engineering - 0.2%
Fluor Corp. (a)	72,985	3,654,359
Electrical Equipment - 1.9%
Eaton Corp. PLC	43,601	13,382,455
GE Vernova LLC	76,320	15,340,320
Hubbell, Inc.	8,027	3,210,158
Nextracker, Inc. Class A (a)	22,551	917,149
Prysmian SpA	35,965	2,520,512
		35,370,594
Ground Transportation - 0.5%
Norfolk Southern Corp.	17,288	4,428,494
Uber Technologies, Inc. (a)	58,118	4,250,169
		8,678,663
Industrial Conglomerates - 0.3%
3M Co.	47,231	6,361,543
Machinery - 0.3%
Allison Transmission Holdings, Inc.	5,657	524,687
Mitsubishi Heavy Industries Ltd.	41,555	552,162
PACCAR, Inc.	7,271	699,325
Parker Hannifin Corp.	5,308	3,185,862
Pentair PLC	16,676	1,478,994
		6,441,030
Professional Services - 0.5%
Equifax, Inc.	9,656	2,965,647
Leidos Holdings, Inc.	11,581	1,835,704
RELX PLC (London Stock Exchange)	8,172	381,470
TransUnion	33,793	3,271,500
		8,454,321
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	4,325	887,144
Ferguson Enterprises, Inc.	6,991	1,438,119
United Rentals, Inc.	9,735	7,216,166
W.W. Grainger, Inc.	2,861	2,817,856
Watsco, Inc.	8,620	4,098,120
		16,457,405
TOTAL INDUSTRIALS		157,404,730
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.0%
Arista Networks, Inc. (a)	836	295,426
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	111,333	7,509,411
Flex Ltd. (a)	10,141	329,481
		7,838,892
IT Services - 0.0%
X Holdings Corp. Class A (a)(d)(e)	4,690	99,850
Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.	27,791	6,526,438
Applied Materials, Inc.	8,864	1,748,513
ASML Holding NV (depository receipt)	4,624	4,179,495
Astera Labs, Inc.	1,479	63,686
Broadcom, Inc.	56,661	9,225,544
Marvell Technology, Inc.	267,927	20,426,754
Micron Technology, Inc.	17,533	1,687,376
Monolithic Power Systems, Inc.	2,266	2,117,985
NVIDIA Corp.	610,525	72,878,369
NXP Semiconductors NV	10,555	2,705,880
Onto Innovation, Inc. (a)	5,403	1,152,028
Qualcomm, Inc.	17,131	3,003,064
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	43,716	7,506,037
Teradyne, Inc.	71,311	9,750,353
		142,971,522
Software - 4.9%
Adobe, Inc. (a)	1,124	645,637
Fair Isaac Corp. (a)	1,069	1,849,659
HubSpot, Inc. (a)	3,911	1,951,863
Microsoft Corp.	188,147	78,483,640
SAP SE sponsored ADR	14,452	3,175,249
Synopsys, Inc. (a)	1,596	829,250
Zoom Video Communications, Inc. Class A (a)	57,216	3,952,481
		90,887,779
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	426,670	97,707,433
TOTAL INFORMATION TECHNOLOGY		339,800,902
MATERIALS - 3.1%
Chemicals - 1.0%
CF Industries Holdings, Inc.	39,677	3,296,762
International Flavors & Fragrances, Inc.	8,239	856,774
Linde PLC	24,153	11,551,172
Sherwin-Williams Co.	7,252	2,678,671
		18,383,379
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	14,284	7,629,941
Vulcan Materials Co.	8,388	2,056,821
		9,686,762
Containers & Packaging - 0.6%
Ball Corp.	66,735	4,258,360
International Paper Co.	142,276	6,889,004
		11,147,364
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd. (United States)	84,859	6,913,463
Freeport-McMoRan, Inc.	97,008	4,295,514
Ivanhoe Mines Ltd. (a)	201,751	2,690,213
Newmont Corp.	60,832	3,247,820
		17,147,010
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	3,110	301,826
TOTAL MATERIALS		56,666,341
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Camden Property Trust (SBI)	17,507	2,191,876
Equity Residential (SBI)	82,109	6,148,322
Public Storage Operating Co.	42,790	14,707,779
Simon Property Group, Inc.	21,951	3,673,500
		26,721,477
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	43,308	4,986,483
TOTAL REAL ESTATE		31,707,960
UTILITIES - 0.9%
Electric Utilities - 0.8%
Constellation Energy Corp.	16,048	3,156,642
Edison International	20,241	1,761,574
FirstEnergy Corp.	48,489	2,129,637
NextEra Energy, Inc.	66,801	5,378,149
NRG Energy, Inc.	6,392	543,384
PG&E Corp.	66,721	1,314,404
Southern Co.	10,958	946,771
		15,230,561
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	15,765	1,346,804
TOTAL UTILITIES		16,577,365
TOTAL COMMON STOCKS (Cost $881,820,117)		1,240,592,079

Fixed-Income Funds - 32.3%
	Shares	Value ($)
Fidelity High Income Central Fund (f)	593,381	63,242,591
Fidelity Investment Grade Bond Central Fund (f)	5,366,748	535,762,501
TOTAL FIXED-INCOME FUNDS (Cost $619,082,184)		599,005,092

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Fidelity Private Credit Co. LLC (d)(g) (Cost $569,395)	56,552	561,560

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	14,736,377	14,739,324
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	12,436,731	12,437,975
TOTAL MONEY MARKET FUNDS (Cost $27,177,299)		27,177,299

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,528,648,995)	1,867,336,030
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(12,223,867)
NET ASSETS - 100.0%	1,855,112,163

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $844,940 or 0.0% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $661,410 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Affiliated Fund
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Co. LLC	5/26/23 - 8/02/24	569,395

X Holdings Corp. Class A	10/25/22	469,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,334,206	310,994,823	307,588,631	660,746	73	(1,147)	14,739,324	0.0%
Fidelity High Income Central Fund	64,331,981	12,561,391	15,978,173	4,734,316	(977,359)	3,304,751	63,242,591	4.6%
Fidelity Investment Grade Bond Central Fund	429,042,334	110,824,746	21,901,981	20,635,360	(2,935,528)	20,732,930	535,762,501	1.3%
Fidelity Securities Lending Cash Central Fund 5.39%	3,701,050	28,113,760	19,376,835	1,361	-	-	12,437,975	0.1%
Total	508,409,571	462,494,720	364,845,620	26,031,783	(3,912,814)	24,036,534	626,182,391

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	207,892	382,850	21,238	53,759	(109)	(7,835)	561,560
	207,892	382,850	21,238	53,759	(109)	(7,835)	561,560

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	90,995,777	90,995,777	-	-
Consumer Discretionary	120,766,539	119,727,533	1,039,006	-
Consumer Staples	12,834,069	12,754,216	79,853	-
Energy	62,111,918	62,111,918	-	-
Financials	190,489,413	181,521,846	8,967,567	-
Health Care	161,237,065	159,019,086	2,217,979	-
Industrials	157,404,730	157,023,260	381,470	-
Information Technology	339,800,902	339,701,052	-	99,850
Materials	56,666,341	56,666,341	-	-
Real Estate	31,707,960	31,707,960	-	-
Utilities	16,577,365	16,577,365	-	-

Fixed-Income Funds	599,005,092	599,005,092	-	-

Other	561,560	-	561,560	-

Money Market Funds	27,177,299	27,177,299	-	-
Total Investments in Securities:	1,867,336,030	1,853,988,745	13,247,435	99,850
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including securities loaned of $11,806,435) - See accompanying schedule:
Unaffiliated issuers (cost $881,820,117)	$1,240,592,079
Fidelity Central Funds (cost $646,259,483)	626,182,391
Other affiliated issuers (cost $569,395)	561,560

Total Investment in Securities (cost $1,528,648,995)		$1,867,336,030
Foreign currency held at value (cost $252,273)		252,273
Receivable for investments sold		76,347
Receivable for fund shares sold		425,645
Dividends receivable		914,906
Distributions receivable from Fidelity Central Funds		91,005
Total assets		1,869,096,206
Liabilities
Payable to custodian bank	$25,121
Payable for investments purchased	259,698
Payable for fund shares redeemed	771,909
Accrued management fee	481,945
Other payables and accrued expenses	7,395
Collateral on securities loaned	12,437,975
Total liabilities		13,984,043
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,855,112,163
Net Assets consist of:
Paid in capital		$1,482,561,851
Total accumulated earnings (loss)		372,550,312
Net Assets		$1,855,112,163
Net Asset Value, offering price and redemption price per share ($1,855,112,163 ÷ 115,372,759 shares)		$16.08
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$9,692,010
Affiliated issuers		53,443
Income from Fidelity Central Funds (including $1,361 from security lending)		26,031,783
Total income		35,777,236
Expenses
Management fee	$5,050,838
Independent trustees' fees and expenses	7,008
Interest	2,293
Miscellaneous	7,284
Total expenses before reductions	5,067,423
Expense reductions	(3,334)
Total expenses after reductions		5,064,089
Net Investment income (loss)		30,713,147
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	63,774,458
Fidelity Central Funds	(3,912,814)
Other affiliated issuers	(109)
Foreign currency transactions	(7,507)
Written options	175,083
Capital gain distributions from underlying funds:
Affiliated issuers	316
Total net realized gain (loss)		60,029,427
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	189,402,872
Fidelity Central Funds	24,036,534
Other affiliated issuers	(7,835)
Assets and liabilities in foreign currencies	1,102
Total change in net unrealized appreciation (depreciation)		213,432,673
Net gain (loss)		273,462,100
Net increase (decrease) in net assets resulting from operations		$304,175,247
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,713,147	$18,720,505
Net realized gain (loss)	60,029,427	(21,720,120)
Change in net unrealized appreciation (depreciation)	213,432,673	113,486,902
Net increase (decrease) in net assets resulting from operations	304,175,247	110,487,287
Distributions to shareholders	(28,826,667)	(17,241,436)

Share transactions
Proceeds from sales of shares	518,333,795	590,724,615
Reinvestment of distributions	28,826,667	17,241,436
Cost of shares redeemed	(351,261,336)	(148,653,415)

Net increase (decrease) in net assets resulting from share transactions	195,899,126	459,312,636
Total increase (decrease) in net assets	471,247,706	552,558,487

Net Assets
Beginning of period	1,383,864,457	831,305,970
End of period	$1,855,112,163	$1,383,864,457

Other Information
Shares
Sold	35,160,247	45,291,468
Issued in reinvestment of distributions	1,962,550	1,403,797
Redeemed	(24,170,805)	(11,910,163)
Net increase (decrease)	12,951,992	34,785,102

Financial Highlights
Fidelity® Puritan® K6 Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.51	$12.29	$14.69	$12.36	$10.26
Income from Investment Operations
Net investment income (loss) A,B	.28	.24	.20	.16	.16
Net realized and unrealized gain (loss)	2.56	1.22	(1.94)	2.36	2.07
Total from investment operations	2.84	1.46	(1.74)	2.52	2.23
Distributions from net investment income	(.27)	(.24)	(.18)	(.14)	(.13)
Distributions from net realized gain	-	-	(.47)	(.05)	-
Total distributions	(.27)	(.24)	(.66) C	(.19)	(.13)
Net asset value, end of period	$16.08	$13.51	$12.29	$14.69	$12.36
Total Return D	21.22%	12.05%	(12.35)%	20.55%	21.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.32%	.32%	.32%	.32%	.32%
Expenses net of fee waivers, if any	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.32%	.32%	.32%	.31%	.32%
Net investment income (loss)	1.94%	1.95%	1.46%	1.17%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$1,855,112	$1,383,864	$831,306	$650,542	$371,252
Portfolio turnover rate G	62 % H	58% H	72% H	65% H	67% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Puritan K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the six month period ended June 30, 2024 was 11.47%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, options transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$371,434,794
Gross unrealized depreciation	(36,240,168)
Net unrealized appreciation (depreciation)	$335,194,626
Tax Cost	$1,532,141,404

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,022,815
Undistributed long-term capital gain	$31,331,753
Net unrealized appreciation (depreciation) on securities and other investments	$335,195,744

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$28,826,667	$17,241,436

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Puritan K6 Fund	Fidelity Private Credit Company LLC	1,686,000
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan K6 Fund	951,562,819	967,577,524

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	14,165,377	209,233,207

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	1,245,767	15,422,345
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Puritan K6 Fund	8,291

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Puritan K6 Fund	Borrower	14,835,000	5.57%	2,293

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan K6 Fund	27,052,064	36,291,301	(1,085,450)

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Puritan K6 Fund	148	524	-
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2025. During the period, this waiver reduced the Fund's management fee by $1,309.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,025.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan K6 Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Puritan K6 Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 2024, $31,331,753, or, if subsequently determined to be different, the net capital gain of such year.

A total of 20.42% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $18,613,346 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 10%, 34%, 29%, and 29% of the dividends distributed in October, December, April, and July, respectively, during the fiscal year, as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 9.32%, 30.82%, 39.91%, and 39.91% of the dividends distributed in October, December, April, and July, respectively, during the fiscal year, as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0%, 0%, 0.55%, and 0.55% of the dividends distributed in October, December, April, and July, respectively, during the fiscal year, as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	65,110,731,692.91	94.24
Withheld	3,977,061,305.33	5.76
TOTAL	69,087,792,998.24	100.00
Robert A. Lawrence
Affirmative	64,862,479,525.74	93.88
Withheld	4,225,313,472.50	6.12
TOTAL	69,087,792,998.24	100.00
Vijay C. Advani
Affirmative	64,817,783,404.76	93.82
Withheld	4,270,009,593.49	6.18
TOTAL	69,087,792,998.24	100.00
Thomas P. Bostick
Affirmative	64,886,989,933.75	93.92
Withheld	4,200,803,064.49	6.08
TOTAL	69,087,792,998.24	100.00
Donald F. Donahue
Affirmative	64,848,204,109.00	93.86
Withheld	4,239,588,889.24	6.14
TOTAL	69,087,792,998.24	100.00
Vicki L. Fuller
Affirmative	64,995,466,255.60	94.08
Withheld	4,092,326,742.65	5.92
TOTAL	69,087,792,998.24	100.00
Patricia L. Kampling
Affirmative	65,085,124,704.84	94.21
Withheld	4,002,668,293.40	5.79
TOTAL	69,087,792,998.24	100.00
Thomas A. Kennedy
Affirmative	64,964,358,187.70	94.03
Withheld	4,123,434,810.54	5.97
TOTAL	69,087,792,998.24	100.00
Oscar Munoz
Affirmative	64,740,772,159.72	93.71
Withheld	4,347,020,838.53	6.29
TOTAL	69,087,792,998.24	100.00
Karen B. Peetz
Affirmative	64,944,559,251.25	94.00
Withheld	4,143,233,746.99	6.00
TOTAL	69,087,792,998.24	100.00
David M. Thomas
Affirmative	64,792,568,989.40	93.78
Withheld	4,295,224,008.84	6.22
TOTAL	69,087,792,998.24	100.00
Susan Tomasky
Affirmative	64,843,909,948.98	93.86
Withheld	4,243,883,049.26	6.14
TOTAL	69,087,792,998.24	100.00
Michael E. Wiley
Affirmative	64,839,438,084.90	93.85
Withheld	4,248,354,913.34	6.15
TOTAL	69,087,792,998.24	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Puritan K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9893909.105
PUR-K6-ANN-1024
Fidelity® Balanced K6 Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Balanced K6 Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Common Stocks - 63.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	305,203	6,073,540
Cellnex Telecom SA (a)	13,268	512,345
Liberty Global Ltd. Class C (b)	19,577	385,080
		6,970,965
Entertainment - 0.9%
Capcom Co. Ltd.	15,141	328,630
Lionsgate Studios Corp.	70	481
Lionsgate Studios Corp. (c)	14,849	102,013
Live Nation Entertainment, Inc. (d)	8,796	859,105
Netflix, Inc. (d)	8,747	6,134,708
Roblox Corp. Class A (d)	15,042	661,698
Roku, Inc. Class A (d)	4,900	332,073
Sea Ltd. ADR Class A (d)	13,060	1,022,729
Spotify Technology SA (d)	2,667	914,461
Take-Two Interactive Software, Inc. (d)	2,902	469,282
The Walt Disney Co.	58,431	5,280,994
TKO Group Holdings, Inc.	10,068	1,190,340
Ubisoft Entertainment SA (d)	29,454	559,680
		17,856,194
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A	209,056	34,155,569
Class C	46,107	7,612,727
Bumble, Inc. Class A (d)	25,393	170,387
Epic Games, Inc. (c)(d)(e)	182	109,200
Match Group, Inc. (d)	8,439	314,015
Meta Platforms, Inc. Class A	72,747	37,923,739
Pinterest, Inc. Class A (d)	22,756	729,102
Snap, Inc. Class A (d)	117,866	1,100,868
		82,115,607
Media - 0.2%
Altice U.S.A., Inc. Class A (d)	295,409	543,553
Charter Communications, Inc. Class A (d)	2,613	908,122
Comcast Corp. Class A	26,953	1,066,530
Ibotta, Inc.	300	17,157
Liberty Broadband Corp. Class A (d)	29,243	1,791,134
Paramount Global Class B (b)	5,890	61,668
		4,388,164
TOTAL COMMUNICATION SERVICES		111,330,930
CONSUMER DISCRETIONARY - 6.3%
Automobile Components - 0.1%
Aptiv PLC (d)	21,237	1,519,083
Automobiles - 0.6%
Tesla, Inc. (d)	55,036	11,783,758
Broadline Retail - 2.8%
Amazon.com, Inc. (d)	293,973	52,474,181
Etsy, Inc. (d)	9,854	542,857
PDD Holdings, Inc. ADR (d)	7,799	749,562
		53,766,600
Distributors - 0.1%
LKQ Corp.	32,660	1,358,329
Diversified Consumer Services - 0.0%
Service Corp. International	11,073	866,684
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (d)	10,395	1,219,437
Booking Holdings, Inc.	942	3,682,495
Caesars Entertainment, Inc. (d)	20,527	772,636
Churchill Downs, Inc.	12,547	1,743,657
Domino's Pizza, Inc.	4,104	1,699,918
Flutter Entertainment PLC (d)	4,712	1,002,500
Marriott International, Inc. Class A	16,082	3,774,285
McDonald's Corp.	4,031	1,163,588
Red Rock Resorts, Inc.	9,809	571,669
Restaurant Brands International, Inc.	32,429	2,253,053
Starbucks Corp.	26,871	2,541,190
Yum! Brands, Inc.	20,702	2,793,114
		23,217,542
Household Durables - 0.0%
D.R. Horton, Inc.	1,249	235,761
Leisure Products - 0.0%
Brunswick Corp.	6,047	478,015
Specialty Retail - 1.1%
Cazoo Group Ltd. (c)(d)	2	0
Cazoo Group Ltd.:
warrants (d)	2	0
warrants (d)	2	0
warrants (d)	3	0
Foot Locker, Inc.	14,582	454,083
Lowe's Companies, Inc.	43,857	10,898,465
The Home Depot, Inc.	10,541	3,884,359
TJX Companies, Inc.	53,305	6,251,077
		21,487,984
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	814	605,874
NIKE, Inc. Class B	42,752	3,562,097
PVH Corp.	16,224	1,601,147
Tapestry, Inc.	42,151	1,726,926
		7,496,044
TOTAL CONSUMER DISCRETIONARY		122,209,800
CONSUMER STAPLES - 3.8%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.)	9,976	454,806
Constellation Brands, Inc. Class A (sub. vtg.)	12,177	2,931,126
Diageo PLC	9,675	314,160
Keurig Dr. Pepper, Inc.	123,375	4,516,759
Monster Beverage Corp. (d)	62,415	2,941,619
PepsiCo, Inc.	21,721	3,755,126
The Coca-Cola Co.	155,397	11,261,621
		26,175,217
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. (multi-vtg.)	14,955	853,700
Costco Wholesale Corp.	10,404	9,284,322
Dollar Tree, Inc. (d)	4,105	346,831
Target Corp.	19,151	2,941,977
U.S. Foods Holding Corp. (d)	15,161	897,683
Walmart, Inc.	108,963	8,415,212
		22,739,725
Food Products - 0.3%
Archer Daniels Midland Co.	14,923	910,154
Lamb Weston Holdings, Inc.	10,886	674,061
Mondelez International, Inc.	28,383	2,038,183
The J.M. Smucker Co.	13,812	1,583,960
		5,206,358
Household Products - 0.7%
Procter & Gamble Co.	74,311	12,747,309
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	11,661	1,068,847
Kenvue, Inc.	139,142	3,054,167
		4,123,014
Tobacco - 0.1%
Philip Morris International, Inc.	21,405	2,639,022
TOTAL CONSUMER STAPLES		73,630,645
ENERGY - 2.2%
Energy Equipment & Services - 0.0%
Expro Group Holdings NV (d)	33,854	672,340
Weatherford International PLC	6,677	700,684
		1,373,024
Oil, Gas & Consumable Fuels - 2.2%
Africa Oil Corp.	534,653	817,264
Athabasca Oil Corp. (d)	339,602	1,365,817
Energy Transfer LP	31,066	500,163
Exxon Mobil Corp.	175,989	20,756,143
Galp Energia SGPS SA	87,536	1,815,261
Hess Corp.	10,261	1,416,634
Imperial Oil Ltd.	47,344	3,565,775
Kosmos Energy Ltd. (d)	98,230	478,380
MEG Energy Corp.	141,252	2,813,196
Phillips 66 Co.	14,714	2,064,521
Shell PLC ADR	49,417	3,541,222
Valero Energy Corp.	20,392	2,992,118
		42,126,494
TOTAL ENERGY		43,499,518
FINANCIALS - 8.5%
Banks - 3.0%
AIB Group PLC	186,008	1,119,564
Bank of America Corp.	218,940	8,921,805
Citigroup, Inc.	62,055	3,887,125
Eurobank Ergasias Services and Holdings SA	658,007	1,500,310
HDFC Bank Ltd.	28,812	563,659
JPMorgan Chase & Co.	78,385	17,620,948
KeyCorp	88,326	1,506,842
M&T Bank Corp.	14,970	2,576,487
Pathward Financial, Inc.	14,534	1,000,230
Piraeus Financial Holdings SA	207,443	896,134
PNC Financial Services Group, Inc.	19,256	3,564,093
Starling Bank Ltd. Series D (c)(d)(e)	182,820	761,109
U.S. Bancorp	103,588	4,892,461
UMB Financial Corp.	10,413	1,078,683
Wells Fargo & Co.	148,854	8,703,493
		58,592,943
Capital Markets - 2.0%
Bank of New York Mellon Corp.	30,586	2,086,577
BlackRock, Inc.	3,154	2,844,309
Carlyle Group LP	24,061	965,568
Cboe Global Markets, Inc.	12,885	2,646,579
Charles Schwab Corp.	17,592	1,145,239
Intercontinental Exchange, Inc.	30,409	4,912,574
KKR & Co., Inc. Class A	3,560	440,621
London Stock Exchange Group PLC	10,087	1,361,569
LPL Financial	11,538	2,588,435
MarketAxess Holdings, Inc.	13,345	3,234,695
Morgan Stanley	63,934	6,624,202
Northern Trust Corp.	23,146	2,111,147
State Street Corp.	23,285	2,028,124
StepStone Group, Inc. Class A	22,314	1,220,576
Tradeweb Markets, Inc. Class A	10,966	1,296,620
UBS Group AG	45,779	1,408,162
Virtu Financial, Inc. Class A	38,632	1,186,389
		38,101,386
Consumer Finance - 0.2%
Discover Financial Services	19,083	2,647,003
OneMain Holdings, Inc.	18,870	932,367
		3,579,370
Financial Services - 2.0%
Apollo Global Management, Inc.	29,479	3,411,605
AvidXchange Holdings, Inc. (d)	160,285	1,293,500
Berkshire Hathaway, Inc. Class A (d)	3	2,145,900
Block, Inc. Class A (d)	77,806	5,141,420
Corpay, Inc. (d)	10,302	3,250,796
Fiserv, Inc. (d)	23,513	4,105,370
Global Payments, Inc.	775	86,033
PayPal Holdings, Inc. (d)	14,801	1,072,036
UWM Holdings Corp. Class A (b)	121,912	1,145,973
Visa, Inc. Class A	55,283	15,278,563
Voya Financial, Inc.	15,503	1,098,077
		38,029,273
Insurance - 1.3%
Arthur J. Gallagher & Co.	12,300	3,598,611
Chubb Ltd.	19,870	5,646,657
Direct Line Insurance Group PLC	346,034	864,357
Everest Re Group Ltd.	3,162	1,240,263
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,967	2,374,675
Hartford Financial Services Group, Inc.	29,319	3,403,936
Marsh & McLennan Companies, Inc.	21,945	4,992,707
Progressive Corp.	9,579	2,415,824
Prudential PLC	36,385	313,234
Unum Group	25,217	1,399,291
		26,249,555
TOTAL FINANCIALS		164,552,527
HEALTH CARE - 8.0%
Biotechnology - 1.1%
Argenx SE ADR (d)	5,659	2,927,514
Exact Sciences Corp. (d)	14,747	909,742
Gilead Sciences, Inc.	84,704	6,691,616
Moderna, Inc. (d)	16,835	1,303,029
Regeneron Pharmaceuticals, Inc. (d)	7,504	8,889,914
Vertex Pharmaceuticals, Inc. (d)	1,371	679,865
		21,401,680
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	34,186	3,872,248
Boston Scientific Corp. (d)	198,348	16,222,883
Insulet Corp. (d)	5,631	1,141,798
Intuitive Surgical, Inc. (d)	16,178	7,969,768
Lantheus Holdings, Inc. (d)	8,880	945,454
Stryker Corp.	24,946	8,991,037
		39,143,188
Health Care Providers & Services - 1.7%
Cencora, Inc.	16,208	3,882,951
Elevance Health, Inc.	14,681	8,175,702
Surgery Partners, Inc. (d)	58,722	1,876,168
Tenet Healthcare Corp. (d)	23,504	3,897,903
UnitedHealth Group, Inc.	24,265	14,321,203
		32,153,927
Life Sciences Tools & Services - 0.5%
Danaher Corp.	18,756	5,051,178
IQVIA Holdings, Inc. (d)	11,880	2,988,414
Thermo Fisher Scientific, Inc.	2,564	1,577,039
		9,616,631
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	64,951	5,691,007
Eli Lilly & Co.	25,807	24,775,236
Merck & Co., Inc.	93,942	11,127,430
Royalty Pharma PLC Class A	94,201	2,734,655
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	77,227	1,457,273
UCB SA	38,104	6,895,070
		52,680,671
TOTAL HEALTH CARE		154,996,097
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.7%
General Electric Co.	46,593	8,136,070
Howmet Aerospace, Inc.	39,738	3,841,075
Lockheed Martin Corp.	11,630	6,607,003
Northrop Grumman Corp.	5,201	2,721,215
RTX Corp.	14,150	1,745,261
Space Exploration Technologies Corp. (c)(d)(e)	2,000	224,000
The Boeing Co. (d)	30,992	5,384,550
TransDigm Group, Inc.	3,558	4,885,881
		33,545,055
Air Freight & Logistics - 0.1%
FedEx Corp.	8,814	2,633,359
Building Products - 0.5%
Trane Technologies PLC	26,339	9,525,763
Construction & Engineering - 0.1%
Quanta Services, Inc.	8,552	2,352,912
Electrical Equipment - 0.7%
AMETEK, Inc.	38,337	6,557,544
Eaton Corp. PLC	16,434	5,044,088
GE Vernova LLC	13,198	2,652,798
		14,254,430
Ground Transportation - 0.7%
CSX Corp.	98,142	3,363,326
Old Dominion Freight Lines, Inc.	21,846	4,211,909
Uber Technologies, Inc. (d)	38,384	2,807,022
Union Pacific Corp.	15,011	3,844,167
		14,226,424
Machinery - 1.6%
Caterpillar, Inc.	14,070	5,010,327
Deere & Co.	3,732	1,439,582
Dover Corp.	29,724	5,529,556
Fortive Corp.	50,247	3,738,377
Ingersoll Rand, Inc.	66,015	6,037,072
Parker Hannifin Corp.	13,592	8,157,918
		29,912,832
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	18,163	771,746
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	134,863	1,618,356
TOTAL INDUSTRIALS		108,840,877
INFORMATION TECHNOLOGY - 19.1%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	247,720	1,428,951
IT Services - 0.4%
Capgemini SA	11,281	2,337,013
EPAM Systems, Inc. (d)	7,729	1,551,674
MongoDB, Inc. Class A (d)	9,055	2,633,103
Twilio, Inc. Class A (d)	23,662	1,485,027
		8,006,817
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices, Inc. (d)	26,497	3,936,394
Alchip Technologies Ltd.	10,168	845,764
ASML Holding NV (Netherlands)	7,579	6,835,000
Astera Labs, Inc.	11,406	491,142
Lattice Semiconductor Corp. (d)	21,490	1,017,766
Marvell Technology, Inc.	53,464	4,076,095
Micron Technology, Inc.	101,897	9,806,567
NVIDIA Corp.	760,869	90,824,933
NXP Semiconductors NV	17,155	4,397,856
ON Semiconductor Corp. (d)	60,987	4,749,058
Renesas Electronics Corp.	116,506	2,028,309
SolarEdge Technologies, Inc. (b)(d)	31,113	756,979
Taiwan Semiconductor Manufacturing Co. Ltd.	436,564	12,914,951
		142,680,814
Software - 7.7%
Adobe, Inc. (d)	22,648	13,009,238
Autodesk, Inc. (d)	17,260	4,459,984
CCC Intelligent Solutions Holdings, Inc. (c)(d)	3,671	39,573
Elastic NV (d)	15,848	1,207,459
Five9, Inc. (d)	38,702	1,248,140
HubSpot, Inc. (d)	6,860	3,423,620
Intuit, Inc.	6,237	3,930,932
Microsoft Corp.	248,394	103,615,068
Salesforce, Inc.	38,757	9,801,645
Stripe, Inc. Class B (c)(d)(e)	1,800	49,518
Synopsys, Inc. (d)	8,660	4,499,563
Tenable Holdings, Inc. (d)	23,746	980,235
Workday, Inc. Class A (d)	10,442	2,748,230
		149,013,205
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	286,234	65,547,586
Dell Technologies, Inc. Class C	10,416	1,203,465
Wiwynn Corp.	16,881	1,006,439
		67,757,490
TOTAL INFORMATION TECHNOLOGY		368,887,277
MATERIALS - 1.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	7,192	2,005,489
Axalta Coating Systems Ltd. (d)	24,198	883,227
Balchem Corp.	3,300	584,199
Corteva, Inc.	23,676	1,356,635
Dow, Inc.	41,227	2,208,943
Ecolab, Inc.	12,895	3,264,756
Element Solutions, Inc.	28,784	769,684
Linde PLC	14,322	6,849,497
The Chemours Co. LLC	44,150	858,276
Tronox Holdings PLC	39,418	549,093
		19,329,799
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	2,145	1,145,773
Containers & Packaging - 0.1%
Aptargroup, Inc.	5,347	819,107
International Paper Co.	12,280	594,598
		1,413,705
Metals & Mining - 0.3%
ATI, Inc. (d)	7,120	454,826
First Quantum Minerals Ltd.	53,047	667,983
Freeport-McMoRan, Inc.	47,208	2,090,370
Ivanhoe Mines Ltd. (d)	46,280	617,112
Nucor Corp.	8,208	1,246,877
Wheaton Precious Metals Corp.	12,730	786,841
		5,864,009
TOTAL MATERIALS		27,753,286
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	14,882	3,334,461
COPT Defense Properties (SBI)	2,010	59,878
Crown Castle, Inc.	14,543	1,629,107
CubeSmart	19,029	986,273
Digital Realty Trust, Inc.	9,391	1,423,770
Equinix, Inc.	3,028	2,526,442
Equity Lifestyle Properties, Inc.	1,219	88,633
Essex Property Trust, Inc.	2,433	734,255
Extra Space Storage, Inc.	455	80,535
Invitation Homes, Inc.	50,778	1,870,662
Mid-America Apartment Communities, Inc.	6,606	1,072,616
Omega Healthcare Investors, Inc.	10,678	422,208
Prologis, Inc.	21,908	2,800,281
Public Storage Operating Co.	5,543	1,905,240
Simon Property Group, Inc.	12,791	2,140,574
SITE Centers Corp.	10,812	652,504
Sun Communities, Inc.	1,910	258,308
Terreno Realty Corp.	13,832	954,961
Ventas, Inc.	18,740	1,163,941
Welltower, Inc.	17,997	2,171,878
		26,276,527
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (d)	15,751	1,813,570
Digitalbridge Group, Inc. Class A	15,247	190,435
		2,004,005
TOTAL REAL ESTATE		28,280,532
UTILITIES - 1.5%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	16,473	1,651,912
Constellation Energy Corp.	8,149	1,602,908
Edison International	29,421	2,560,510
Entergy Corp.	15,326	1,849,695
Eversource Energy	25,536	1,724,446
FirstEnergy Corp.	33,885	1,488,229
NextEra Energy, Inc.	55,473	4,466,131
NRG Energy, Inc.	10,827	920,403
PG&E Corp.	152,832	3,010,790
PPL Corp.	36,971	1,179,745
Southern Co.	12,486	1,078,790
		21,533,559
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	57,808	990,251
Vistra Corp.	13,426	1,146,983
		2,137,234
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	8,356	228,119
NiSource, Inc.	40,026	1,323,260
Public Service Enterprise Group, Inc.	18,754	1,514,386
Sempra	38,614	3,173,299
		6,239,064
TOTAL UTILITIES		29,909,857
TOTAL COMMON STOCKS (Cost $790,099,123)		1,233,891,346

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd. Series E1 (c)(d)(e)	1,863	413,046
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(c)(d)(e)	1,784	38,338
Series B2(c)(d)(e)	1,176	30,952
		69,290
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(d)(e)	731	80,505
TOTAL INDUSTRIALS		149,795

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(d)(e)	6,103	78,363
IT Services - 0.0%
Gupshup, Inc. (c)(d)(e)	3,298	28,198
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd. Series D (c)(d)(e)	6,632	37,007
Software - 0.1%
Algolia, Inc. Series D (c)(d)(e)	3,612	62,849
Bolt Technology OU Series E (c)(d)(e)	957	148,112
Databricks, Inc.:
Series G(c)(d)(e)	444	33,082
Series H(c)(d)(e)	2,574	191,789
Skyryse, Inc. Series B (c)(d)(e)	7,300	155,344
Stripe, Inc. Series H (c)(d)(e)	2,037	56,038
		647,214
TOTAL INFORMATION TECHNOLOGY		790,782

TOTAL CONVERTIBLE PREFERRED STOCKS		1,353,623
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (d)(e)	12,063	86,974
TOTAL PREFERRED STOCKS (Cost $1,728,914)		1,440,597

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.03% to 5.3% 9/5/24 to 11/29/24 (g) (Cost $719,347)	720,000	719,557

Fixed-Income Funds - 34.9%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (h) (Cost $706,686,114)	6,757,048	674,556,069

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	23,488,755	23,493,453
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	2,403,210	2,403,450
TOTAL MONEY MARKET FUNDS (Cost $25,896,903)		25,896,903

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,525,130,401)	1,936,504,472
NET OTHER ASSETS (LIABILITIES) - 0.0%	(623,820)
NET ASSETS - 100.0%	1,935,880,652

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	43	Sep 2024	12,171,150	312,394	312,394

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $512,345 or 0.0% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,639,036 or 0.1% of net assets.

(d)	Non-income producing
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $604,590.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	80,344

ABL Space Systems Series B2	10/22/21	79,963

Algolia, Inc. Series D	7/23/21	105,633

Astranis Space Technologies Corp. Series C	3/19/21	133,783

Beta Technologies, Inc. Series A	4/09/21	53,560

Bolt Technology OU Series E	1/03/22	248,626

ByteDance Ltd. Series E1	11/18/20	204,137

Cazoo Group Ltd.	3/28/21	46,072

CCC Intelligent Solutions Holdings, Inc.	2/02/21	36,710

Databricks, Inc. Series G	2/01/21	26,250

Databricks, Inc. Series H	8/31/21	189,148

Epic Games, Inc.	3/29/21	161,070

Gupshup, Inc.	6/08/21	75,409

Lionsgate Studios Corp.	12/22/23	142,996

Skyryse, Inc. Series B	10/21/21	180,164

Space Exploration Technologies Corp.	2/16/21	83,998

Starling Bank Ltd. Series D	6/18/21	326,861

Stripe, Inc. Class B	5/18/21	72,231

Stripe, Inc. Series H	3/15/21 - 5/25/23	81,735

Xsight Labs Ltd. Series D	2/16/21	53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	23,108,138	334,485,921	334,099,328	1,229,946	(1,278)	-	23,493,453	0.1%
Fidelity Investment Grade Bond Central Fund	587,007,125	88,358,576	25,230,000	27,224,496	(2,571,352)	26,991,720	674,556,069	1.7%
Fidelity Securities Lending Cash Central Fund 5.39%	1,008,450	29,242,868	27,847,868	6,452	-	-	2,403,450	0.0%
Total	611,123,713	452,087,365	387,177,196	28,460,894	(2,572,630)	26,991,720	700,452,972

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	111,743,976	110,709,385	512,345	522,246
Consumer Discretionary	122,209,800	121,603,926	605,874	-
Consumer Staples	73,630,645	73,630,645	-	-
Energy	43,499,518	43,499,518	-	-
Financials	164,552,527	160,052,646	3,738,772	761,109
Health Care	154,996,097	154,996,097	-	-
Industrials	109,077,646	108,616,877	-	460,769
Information Technology	369,678,059	341,441,332	27,396,427	840,300
Materials	27,753,286	27,753,286	-	-
Real Estate	28,280,532	28,280,532	-	-
Utilities	29,909,857	29,909,857	-	-

U.S. Government and Government Agency Obligations	719,557	-	719,557	-

Fixed-Income Funds	674,556,069	674,556,069	-	-

Money Market Funds	25,896,903	25,896,903	-	-
Total Investments in Securities:	1,936,504,472	1,900,947,073	32,972,975	2,584,424
Derivative Instruments: Assets
Futures Contracts	312,394	312,394	-	-
Total Assets	312,394	312,394	-	-
Total Derivative Instruments:	312,394	312,394	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	312,394	0
Total Equity Risk	312,394	0
Total Value of Derivatives	312,394	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including securities loaned of $2,346,814) - See accompanying schedule:
Unaffiliated issuers (cost $792,547,384)	$1,236,051,500
Fidelity Central Funds (cost $732,583,017)	700,452,972

Total Investment in Securities (cost $1,525,130,401)		$1,936,504,472
Cash		106,470
Foreign currency held at value (cost $473)		474
Receivable for investments sold		1,109,026
Receivable for fund shares sold		966,004
Dividends receivable		1,127,810
Distributions receivable from Fidelity Central Funds		100,417
Receivable for daily variation margin on futures contracts		109,650
Other receivables		1,652
Total assets		1,940,025,975
Liabilities
Payable for investments purchased	$887,455
Payable for fund shares redeemed	331,382
Accrued management fee	505,911
Other payables and accrued expenses	17,125
Collateral on securities loaned	2,403,450
Total liabilities		4,145,323
Net Assets		$1,935,880,652
Net Assets consist of:
Paid in capital		$1,519,309,021
Total accumulated earnings (loss)		416,571,631
Net Assets		$1,935,880,652
Net Asset Value, offering price and redemption price per share ($1,935,880,652 ÷ 121,778,718 shares)		$15.90
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$13,215,904
Interest		59,484
Income from Fidelity Central Funds (including $6,452 from security lending)		28,460,894
Total income		41,736,282
Expenses
Management fee	$5,656,548
Independent trustees' fees and expenses	8,051
Interest	801
Miscellaneous	7,543
Total expenses before reductions	5,672,943
Expense reductions	(3,290)
Total expenses after reductions		5,669,653
Net Investment income (loss)		36,066,629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $11,413)	42,274,415
Fidelity Central Funds	(2,572,630)
Foreign currency transactions	(3,220)
Futures contracts	2,229,291
Total net realized gain (loss)		41,927,856
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $35,525)	225,665,821
Fidelity Central Funds	26,991,720
Assets and liabilities in foreign currencies	3,556
Futures contracts	(183,459)
Total change in net unrealized appreciation (depreciation)		252,477,638
Net gain (loss)		294,405,494
Net increase (decrease) in net assets resulting from operations		$330,472,123
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,066,629	$26,492,751
Net realized gain (loss)	41,927,856	(24,679,278)
Change in net unrealized appreciation (depreciation)	252,477,638	172,647,639
Net increase (decrease) in net assets resulting from operations	330,472,123	174,461,112
Distributions to shareholders	(34,598,013)	(46,423,529)

Share transactions
Proceeds from sales of shares	432,673,590	629,232,728
Reinvestment of distributions	30,180,237	43,706,343
Cost of shares redeemed	(424,443,320)	(337,292,021)

Net increase (decrease) in net assets resulting from share transactions	38,410,507	335,647,050
Total increase (decrease) in net assets	334,284,617	463,684,633

Net Assets
Beginning of period	1,601,596,035	1,137,911,402
End of period	$1,935,880,652	$1,601,596,035

Other Information
Shares
Sold	30,156,653	51,105,312
Issued in reinvestment of distributions	2,089,039	3,722,524
Redeemed	(29,124,432)	(27,015,596)
Net increase (decrease)	3,121,260	27,812,240

Financial Highlights
Fidelity® Balanced K6 Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.50	$12.53	$14.97	$12.24	$10.23
Income from Investment Operations
Net investment income (loss) A,B	.30	.24	.17	.16	.19
Net realized and unrealized gain (loss)	2.38	1.20	(1.98)	2.87	1.97
Total from investment operations	2.68	1.44	(1.81)	3.03	2.16
Distributions from net investment income	(.28)	(.22)	(.16)	(.14)	(.14)
Distributions from net realized gain	-	(.24)	(.47)	(.16)	(.01)
Total distributions	(.28)	(.47) C	(.63)	(.30)	(.15)
Net asset value, end of period	$15.90	$13.50	$12.53	$14.97	$12.24
Total Return D	20.11%	12.09%	(12.52)%	25.14%	21.36%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.32%	.32%	.32%	.32%	.32%
Expenses net of fee waivers, if any	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.32%	.32%	.32%	.32%	.31%
Net investment income (loss)	2.04%	1.91%	1.23%	1.14%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$1,935,881	$1,601,596	$1,137,911	$957,453	$426,979
Portfolio turnover rate G,H	25%	33%	38%	42%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Balanced K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$471,431,104
Gross unrealized depreciation	(63,497,994)
Net unrealized appreciation (depreciation)	$407,933,110
Tax Cost	$1,528,571,362

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,106,945
Undistributed long-term capital gain	$1,536,504
Net unrealized appreciation (depreciation) on securities and other investments	$407,937,641

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$34,598,013	$24,493,428
Long-term Capital Gains	-	21,930,101
Total	$34,598,013	$46,423,529

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced K6 Fund	445,774,638	436,425,706

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	2,426,834	31,661,585

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	26,952,681	327,304,143
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Balanced K6 Fund	5,263

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Balanced K6 Fund	Borrower	5,184,000	5.57%	801

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Balanced K6 Fund	23,073,918	28,617,689	2,078,945

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Balanced K6 Fund	675	51	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,290.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced K6 Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Balanced K6 Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 30, 2024, $1,536,504, or, if subsequently determined to be different, the net capital gain of such year.

A total of 23.34% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,306,710 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 9%, 36%, 38%, and 38% of the dividends distributed in October, December, April, and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 7.99%, 30.89%, 47.19%, and 47.19% of the dividends distributed in October, December, April, and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.48%, 1.82%, 2.34%, and 2.34% of the dividends distributed in October, December, April, and July, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	65,110,731,692.91	94.24
Withheld	3,977,061,305.33	5.76
TOTAL	69,087,792,998.24	100.00
Robert A. Lawrence
Affirmative	64,862,479,525.74	93.88
Withheld	4,225,313,472.50	6.12
TOTAL	69,087,792,998.24	100.00
Vijay C. Advani
Affirmative	64,817,783,404.76	93.82
Withheld	4,270,009,593.49	6.18
TOTAL	69,087,792,998.24	100.00
Thomas P. Bostick
Affirmative	64,886,989,933.75	93.92
Withheld	4,200,803,064.49	6.08
TOTAL	69,087,792,998.24	100.00
Donald F. Donahue
Affirmative	64,848,204,109.00	93.86
Withheld	4,239,588,889.24	6.14
TOTAL	69,087,792,998.24	100.00
Vicki L. Fuller
Affirmative	64,995,466,255.60	94.08
Withheld	4,092,326,742.65	5.92
TOTAL	69,087,792,998.24	100.00
Patricia L. Kampling
Affirmative	65,085,124,704.84	94.21
Withheld	4,002,668,293.40	5.79
TOTAL	69,087,792,998.24	100.00
Thomas A. Kennedy
Affirmative	64,964,358,187.70	94.03
Withheld	4,123,434,810.54	5.97
TOTAL	69,087,792,998.24	100.00
Oscar Munoz
Affirmative	64,740,772,159.72	93.71
Withheld	4,347,020,838.53	6.29
TOTAL	69,087,792,998.24	100.00
Karen B. Peetz
Affirmative	64,944,559,251.25	94.00
Withheld	4,143,233,746.99	6.00
TOTAL	69,087,792,998.24	100.00
David M. Thomas
Affirmative	64,792,568,989.40	93.78
Withheld	4,295,224,008.84	6.22
TOTAL	69,087,792,998.24	100.00
Susan Tomasky
Affirmative	64,843,909,948.98	93.86
Withheld	4,243,883,049.26	6.14
TOTAL	69,087,792,998.24	100.00
Michael E. Wiley
Affirmative	64,839,438,084.90	93.85
Withheld	4,248,354,913.34	6.15
TOTAL	69,087,792,998.24	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Balanced K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance.  In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9893903.105
BAL-K6-ANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024